As filed with the Securities and Exchange    Registration No. 33-76004*
Commission on February 16, 1996              Registration No. 811-4536

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
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                   POST-EFFECTIVE AMENDMENT NO. 2 TO FORM S-6
                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2
--------------------------------------------------------------------------------
       Variable Life Account B of Aetna Life Insurance and Annuity Company
                              (EXACT NAME OF TRUST)

                    Aetna Life Insurance and Annuity Company
                               (NAME OF DEPOSITOR)

            151 Farmington Avenue, RE4C, Hartford, Connecticut 06l56 (COMPLETE ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                 I.R.S. EMPLOYER IDENTIFICATION NO.:  71-0294708

        Depositor's Telephone Number, including Area Code: (860)273-7834
--------------------------------------------------------------------------------
                            Susan E. Bryant, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4C, Hartford, Connecticut  06l56
                 (NAME AND COMPLETE ADDRESS OF AGENT FO SERVICE)
--------------------------------------------------------------------------------
It is proposed that this filing will become effective:


  X   on May 1, 1996 pursuant to paragraph (a)(1) of Rule (485)
-----

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*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by Registration Statement No. 33-02339.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of securities under the Securities Act of 1933. Registrant expects to file a Rule 24f-2 Notice for the fiscal year ended December 31, 1995 on or before February 29, 1996.

                             VARIABLE LIFE ACCOUNT B
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

                        POST-EFFECTIVE AMENDMENT NO. 1 TO
                       REGISTRATION STATEMENT ON FORM S-6
                              CROSS REFERENCE SHEET



FORM N-8B-2
  ITEM NO.                    PART I (PROSPECTUS)
-----------                   -------------------
     1         Cover Page; Description of the Company and the Separate Accounts

     2         Cover Page; Description of the Company and the Separate Accounts

     3         Not Applicable

     4         Not Applicable

     5         Description of the Company and the Separate Accounts

     6         Description of the Company and the Separate Accounts

     7         Not Applicable

     8         Financial Statements

     9         Legal Matters

     10 "What Choices Do You Make When You Buy a Policy?"; "What Charges or Deductions Are Made Under the Policy?"; "Right to Instruct Voting of Fund Shares"; "How Might Your Policy Lapse?"; "How is the Value of Your Policy Computed?"; "What is an Accumulation Unit, and How is it Calculated?"; "What is the Maturity Value of Your Policy?"; "Can You Borrow on Your Policy?"; "What is the "Free-Look Period"?"; "How will the Death Benefit be Paid?"; "Settlement Options"; "Additional Information"; "Miscellaneous Contract Provisions"

     11        "What Choices Do You Make When You Buy a Policy?"

     12        Not Applicable

     13        "What Choices Do You Make When You Buy a Policy?"

     14        Miscellaneous Contract Provisions

FORM N-8B-2
  ITEM NO.                    PART I (PROSPECTUS)
-----------                   -------------------
     15        "What Choices Do You Make When You Buy a Policy?"

     16        "How is the Value of Your Policy Computed?"

     17 "What is the Cash Surrender Value of Your Policy?"; "When Does the Surrender Charge Apply?"

     18 "What Choices Do You Make When You Buy a Policy?"; "What is the Maturity Value of Your Policy?"; "What is the Cash Surrender Value of Your Policy?"; "Can You Borrow on Your Policy?"; "What is the "Free-Look Period"?"

     19        Reports to Policy Owners; Right to Instruct Voting of Fund
               Shares

     20        Not Applicable

     21        "Can You Borrow on Your Policy?"

     22        Not Applicable

     23        Additional Information

     24        Miscellaneous Contract Provisions

     25        The Company

     26        Not Applicable

     27        The Company

     28        The Company; Directors and Officers of the Company

     29        The Company

     30        Not Applicable

     31        Not Applicable

     32        Not Applicable

     33        Not Applicable

     34        Not Applicable

FORM N-8B-2
  ITEM NO.                    PART I (PROSPECTUS)
-----------                   -------------------
     35        Additional Information

     36        Not Applicable

     37        Not Applicable

     38        Additional Information

     39        Not Applicable

     40        Not Applicable

     41        Not Applicable

     42        Not Applicable

     43        Not Applicable

     44 "How is the Value of Your Policy Computed?"; "What is an Accumulation Unit, and How is it Calculated?"

     45        Not Applicable

     46 Illustrations of Death Benefits, Total Account Values and Cash Surrender Values for AetnaVest Policies; Illustrations of Death Benefits, Total Account Values and Cash Surrender Values for AetnaVest II Policies

     47 "What Choices Do You Make When You Buy a Policy?"; "How is the Value of Your Policy Computed?"

     48        Not Applicable

     49        Not Applicable

     50        Not Applicable

     51        Not Applicable

     52        The Separate Account

     53        Tax Matters

     54        Not Applicable

FORM N-8B-2
  ITEM NO.                    PART I (PROSPECTUS)
-----------                   -------------------

     55        Not Applicable

     56        Not Applicable

     57        Not Applicable

     58        Not Applicable

     59        Financial Statements

   [LOGO]
           AETNAVEST & AETNAVEST II
Aetna Life Insurance and
Annuity Company
                                    VARIABLE LIFE ACCOUNT B
151 Farmington Avenue
                                             PROSPECTUS
Hartford, Connecticut 06156
                                           DATED: MAY 1, 1996
Telephone: 203-275-4995
--------------------------------------------------------------------------------
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

--------------------------------------------------------------------------------
        This  Prospectus  describes  two types  of  variable  life insurance policies issued by Aetna Life Insurance and Annuity Company ("the Company" or "we"): AetnaVest and AetnaVest II. These policies are intended to provide life insurance benefits, and are designed to allow flexible premium payments, a choice of underlying funding options, and a choice of two death benefit options. Your policy value will vary with the investment performance of the underlying funding options you choose.
    The amount of death benefit payable by the Company upon the death of the Insured may also increase or decrease depending on the investment performance of the underlying funding options. Policy values may be used to  continue your policy in force,  may be borrowed with certain limits, and may  be  fully or  partially  surrendered (subject  to  a  surrender charge).
        You may also choose to select one of the annuity settlement options upon maturity of the Policy, or, prior to maturity of the Policy, you may apply the value of your Policy (minus any applicable surrender charges and the amount necessary to repay any loans in full) to one of
    the   annuity  settlement  options.  Upon  death  of  the  Insured,  the beneficiary will be paid  the value of the  Death Benefit Option (a)  in one lump sum, or (b) under one of the annuity settlement options.
        The Policies have a Free-Look Period during which you may return them to our Home Office for a refund. The refund may be more or less than the premiums paid. (See "What Is the Free-Look Period?")
        The  following  funding options  are  available under  the Policies:
    Under the variable portion of the Policies, the Company offers seventeen open-end management investment companies (commonly called mutual funds), each with a different investment objective: Aetna Variable Fund; Aetna Income Shares; Aetna Variable Encore Fund; Aetna Investment Advisers Fund, Inc.; Aetna Ascent Variable Portfolio; Aetna Crossroads Variable Portfolio; Aetna Legacy Variable Portfolio; Alger American Fund--Alger American Small Capitalization Portfolio; Fidelity's Variable Insurance Products Fund II--Contrafund Portfolio; Fidelity's Variable Insurance
    Products  Fund--Equity-Income  Portfolio;  Janus  Aspen   Series--Growth
    Portfolio, Aggressive Growth Portfolio, Worldwide Growth Portfolio, Balanced Portfolio and Short-Term Bond Portfolio; Scudder Variable Life Investment Fund--International Portfolio; and TCI Portfolios, Inc.--TCI Growth (collectively, the "Funds"). The fixed interest option offered under these Policies is the Fixed Account. Amounts held in the Fixed Account are guaranteed and will earn a minimum interest rate of 4.5%. Unless specifically mentioned, this Prospectus only describes the variable investment options.
        It may not be advantageous to replace existing insurance or supplement an existing flexible premium variable life insurance policy with these Policies. The Policies are not available for use in a pension or profit-sharing plan.
        This entire Prospectus, and those of the Funds, should be read carefully to understand the Policies being offered.
        THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE FUNDS. ALL PROSPECTUSES SHOULD BE READ AND RETAINED
    FOR FUTURE REFERENCE.
        THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION,
    NOR HAS THE COMMISSION, OR ANY STATE SECURITIES COMMISSION, PASSED  UPON
    THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                               TABLE OF CONTENTS

                                     PAGE
                                     ----
 Definitions.......................    3
 Summary of Charges and Fees for
  AetnaVest and AetnaVest II.......    5
 What Choices Do You Make When You
  Buy a Policy?....................    6
   Death Benefit Options...........    6
   Premiums........................    6
   Premium Allocation..............    7
 Mixed and Shared Funding..........    9
 What Happens When Your Premium
  Payment is Made?.................    9
 How Is the Value of Your Policy
  Computed?........................    9
 What Is an Accumulation Unit, and
  How Is It Calculated?............   10
 Can You Make Transfers Among the
  Funding Options?.................   10
   Automated Transfers.............   11
 What Is the Maturity Value of Your
  Policy?..........................   11
 What Is the Cash Surrender Value
  of Your Policy?..................   11
 What Charges or Deductions Are
  Made Under the Policy?...........   11
 When Does the Surrender Charge
  Apply?...........................   15
   Full Surrenders.................   15
   Partial Surrenders..............   15
 How Might Your Policy Lapse? What
  Effect Does a Lapse Have?........   15
 If the Policy Has Lapsed, Can You
  Reinstate the Policy?............   16
 Can You Borrow on Your Policy?....   16
 Can You Change the Amount of Your
  Insurance Coverage?..............   17
 What Is the "Free-Look Period"?...   17
 Can You Exchange Your Policy?.....   17
 How Will the Death Benefit Be
  Paid?............................   18
 Settlement Options
   When Do Payments Under a
    Settlement Option Occur?.......   18
   What Are the Settlement
    Options?.......................   18
   How Will Your Variable
    Settlement Option Payments Be
    Calculated?....................   19

                                     PAGE
                                     ----
 Description of the Company and the
  Separate Accounts
   The Company.....................   20
   The Separate Account............   20
 Directors and Officers of the
  Company..........................   22
 Reports to Policy Owners..........   24
 Right to Instruct Voting of Fund
  Shares...........................   24
   Disregard of Voting
    Instructions...................   25
 State Regulation..................   25
 Legal Matters.....................   25
 Additional Information
   The Registration Statement......   25
   Distribution of the Policies....   25
   Records and Accounts............   26
   Experts.........................   26
 Tax Matters
   General.........................   26
   Federal Tax Status of the
    Company........................   26
   Life Insurance Qualification....   26
   General Rules...................   27
   Modified Endowment Contracts....   27
   Diversification Standards.......   28
   Investor Control................   28
   Other Tax Considerations........   28
 Miscellaneous Contract Provisions
   The Contract....................   29
   Payment of Benefits.............   29
   Age and Sex.....................   29
   Incontestability................   29
   Suicide.........................   29
   Protection of Proceeds..........   29
   Non-Participation...............   29
   Coverage Beyond Maturity........   29
 Appendix A--Illustrations of Death
  Benefits, Total Account Values
  and Cash Surrender Values for
  AetnaVest Policies...............   30
 Appendix B--Illustrations of Death
  Benefits, Total Account Values,
  and Cash Surrender Values for
  AetnaVest II Policies............   35
 Appendix C--Mutual Fund Annual
  Expenses.........................   44
 Financial Statements..............

DEFINITIONS

ACCUMULATION UNIT: A unit used to measure the value of a Policyowner's interest in each applicable funding option used to calculate the value of the variable portion of the Policy before election of a Settlement Option.

ADDITIONAL PREMIUMS: Any premium paid in addition to Planned Premiums.

AETNAVEST: Flexible premium variable life insurance policy with Policy Form number 38899 (with suffix variations).

AETNAVEST II: Flexible premium variable life insurance policy with Policy Form number 38899-90 (with suffix variations).

AMOUNT AT RISK: The Death Benefit before subtraction of outstanding loans, if any, divided by 1.0036748, minus the Total Account Value.

ANNUITANT: A person on whose life annuity payments are based and who may be entitled to receive such payment.

ANNUITY: A series of payments for life or for a definite period.

BASIC PREMIUM: The amount of premium which must be paid to assure that the Policy remains in force for at least two years after issue, assuming there have been no loans or surrenders.

CASH SURRENDER VALUE: The amount a Policy Owner can receive in cash by surrendering the Policy. This equals the Total Account Value minus the applicable surrender charge and the amount necessary to repay any loans in full.

COST OF INSURANCE: The portion of the Monthly Deduction attributable to the basic insurance coverage, not including riders, supplemental benefits or monthly expense charges. The Cost of Insurance Rate is stated per $1,000 of Amount at Risk.

DEATH BENEFIT: The amount payable to the beneficiary upon the death of the Insured, in accordance with the Death Benefit Option elected, after deduction of the amount necessary to repay any loans in full, and overdue deductions.

DEATH BENEFIT OPTION: Either of two methods for determining the Death Benefit.

FIXED ACCOUNT: The fixed interest option offered under the Policy that guarantees principal and a minimum interest rate of 4.5%.

FIXED ACCOUNT VALUE: The portion of the Total Account Value, other than the Loan Account Value, held in the Company's General Account.

FUND(S): One or more of the underlying funding options available under the Policy (as described in this Prospectus). Each of the Funds is an open-end, management investment company whose shares are available to fund the benefits provided by the Policy.

GENERAL  ACCOUNT:  The  Company's  general   asset  account,  in  which   assets
attributable to the non-variable portion of Policies are held.

GRACE PERIOD: The 61-day period following the notification that the Policy's cash surrender value is insufficient to cover the current Monthly Deduction. The Policy will lapse without value at the end of the 61-day period unless a sufficient payment (described in the notification letter) is received by the Company.

HOME OFFICE: The Company's principal executive office located at 151 Farmington Avenue, Hartford, Connecticut 06156.

INSURED: The person on whose life the Policy is issued.

ISSUE AGE: The age of the Insured on the nearest birthday on or prior to the Issue Date.

ISSUE DATE: The date on which the Policy, the benefits and provisions of the Policy become effective.

LOAN ACCOUNT VALUE: The sum of all unpaid loans. The amount necessary to repay all loans in full is the Loan Account Value plus any accrued interest. Such interest is payable in order to discharge any policy indebtedness.

MATURITY DATE: The Issue Date anniversary after the insured reaches age 95 (for AetnaVest Policies) or 100 (for AetnaVest II Policies) and the Policy is considered matured.

MATURITY VALUE: The Total Account Value on the Maturity Date, less the amount necessary to repay any loans in full.

MONTHLY DEDUCTION: The monthly deduction from the Total Account Value which includes the Cost of

Insurance, charges for supplemental riders or benefits, and an adminstrative expense charge, if applicable.

PLANNED PREMIUMS: The amount of premium the Policy Owner chooses to pay the Company on a scheduled basis. This is the amount for which the Company sends a bill.

POLICY: The AetnaVest and AetnaVest II life insurance contracts described in this Prospectus, under which flexible premium payments are permitted and the death benefit and contract values may vary with the investment performance of the funding option(s) selected. The term Policy, whenever used in this Prospectus, includes the individual Certificates issued under group multiple employer trust plans. These Certificates contain all of the provisions of the individual variable life insurance policies as described in this Prospectus.

POLICY OWNER: The owner of the Policy, referred to as "you."

POLICY YEAR: Each twelve-month period, beginning on the Issue Date, during which the Policy is in effect.

SEPARATE ACCOUNT: Variable Life Account B is a Separate Account of the Company established for the purpose of segregating assets attributable to the variable portion of life insurance contracts from other assets of the Company. It is organized as a unit investment trust ("Separate Account" also includes Variable Annuity Account B when referring to a Settlement Option).

SEPARATE ACCOUNT VALUE: The portion of the Total Account Value attributable to Variable Life Account B.

SETTLEMENT OPTION(S): Several ways in which a beneficiary may receive Annuity payments due from a Death Benefit, or which the Insured may choose to receive Annuity payments from the Cash Surrender Value of the Policy.

SETTLEMENT OPTION UNITS: A measure of the net investment results of the available investment options that are used to calculate the amount of the Settlement Option payments.

SPECIFIED AMOUNT: The amount (at least $100,000) originally chosen by the Policy Owner, used in determining the Death Benefit. It is initially equal to the Death Benefit. The Specified Amount may be increased or decreased as described in this Prospectus.

SURRENDER CHARGE: The amount retained by the Company, upon the full or partial surrender of the Policy.

TOTAL ACCOUNT VALUE: The sum of the Fixed Account Value, Separate Account Value and the Loan Account Value.

VALUATION DATE: The period of time for which a Fund determines its net asset value, usually from the close of business each day the New York Stock Exchange is open until the close of business the next such business day.

VALUATION RESERVE: A reserve established pursuant to the insurance laws of Connecticut to measure voting rights during the settlement option period and the value of a commutation right if available under the "Payments for a Specified Period" nonlifetime Settlement Option when elected on a variable basis under the Policy.

SUMMARY OF CHARGES AND FEES
FOR AETNAVEST AND AETNAVEST II*

PREMIUM LOAD

    AetnaVest: A deduction of 2.50% of premiums paid (2.35% for California residents) will be made to cover applicable premium taxes.

    AetnaVest II: A deduction of not more than 6% of premiums paid (currently 3.5%) will be made to cover average applicable premium taxes and other expenses.

CHARGES AND FEES ASSESSED AGAINST THE TOTAL ACCOUNT VALUE

    A Monthly Deduction is made from the Total Account Value. The Monthly Deduction includes the Cost of Insurance and any charges for supplemental riders or benefits. The Cost of Insurance depends on the attained age, premium class of the Insured, and in most states, sex, as well as the Specified Amount.

    The Monthly Deduction also includes a monthly administrative expense charge. For AetnaVest Policies, this charge ranges from $0 to $5 per month. For AetnaVest II Policies, this monthly charge is $20 during the first Policy Year and $5 during subsequent Policy Years.

CHARGES AND FEES ASSOCIATED WITH THE SEPARATE ACCOUNT

    We deduct a daily charge from the assets of the Separate Account for mortality and expense risks assumed by us. This charge is currently equal to an annual rate of 0.70% of average daily net assets of the Separate Account. The mortality and expense risk charge is assessed to compensate the Company for assuming certain mortality and expense risks under the Policies. The Company reserves the right to increase the mortality and expense risk charge if it believes that circumstances have changed so that current charges are no longer adequate. In no event will the charge exceed 0.90% of average daily net assets on an annual basis.

    The mortality risk assumed is that insureds, as a group, may live for a shorter period of time than estimated and, therefore, the cost of insurance charges specified in the Policies will be insufficient to meet actual claims. The expense risk assumed is that other expenses incurred in issuing and administrating the Policies and operating the Separate Account will be greater than the charges assessed for such expenses.

    We deduct a daily administrative charge equal to an annual rate of 0.30% of the average daily net assets of the Separate Account (guaranteed not to exceed 0.30% for AetnaVest and 0.50% for AetnaVest II). The administrative charge is assessed to reimburse us for the expenses associated with administration and maintenance of the Policies.

    Other Fund Expenses may apply. Please refer to Appendix C for a chart illustrating each Fund's Expenses.

SURRENDER CHARGE

    If you surrender all or a portion of your Policy values during the first 10 years (15 years for AetnaVest II), a surrender charge will be made. This charge is imposed in part as a deferred sales charge and in part to enable the Company to recover certain first-year administrative costs. The Surrender Charge is based on the Specified Amount, and also depends on the Insured's Issue Age and sex. (For AetnaVest II Policies issued in some states, the Surrender Charge will not be based on sex.) Once determined, the Surrender Charge will remain the same for 5 years following the Issue Date. Thereafter, it declines monthly so that 10 years for AetnaVest (15 years for AetnaVest II) after the Issue Date (assuming no increases in the Specified Amount) the Surrender Charge will be zero.

    If a partial surrender is made, there will be an additional transaction charge of $25 or 2% of the amount of the net surrender payment, whichever is less. The charge will be made against the Total Account Value.

--------------
* For a complete explanation of the charges, see "What Charges or Deductions Are Made Under the Policy?"

WHAT CHOICES DO YOU MAKE WHEN YOU BUY A POLICY?

    When you buy a Policy, you make three important choices:

1.  Which one of the two Death Benefit Options you would like;

2.  The amount of premium you intend to pay; and

3.  The way your premiums will be allocated to the Funds and/or Fixed Account.

    Each of these choices is described in detail below.

DEATH BENEFIT OPTIONS

    At the time of purchase, you must choose between the two available Death Benefit Options. The amount payable under either option will be determined as of the date of the Insured's death.

    Option 1 generally provides a level Death Benefit. Under Option 1, the Death Benefit will be the higher of the Specified Amount (a minimum of $100,000), or the applicable percentage of the Total Account Value. The percentage is 250% through age 40 and decreases yearly to 100% at age 95 for AetnaVest Policies (100 for AetnaVest II Policies).

    Option 2 provides a varying Death Benefit which increases or decreases over time, depending on the amount of premium paid and the investment performance of the underlying funding options selected. Under Option 2, the Death Benefit will be the higher of either the Specified Amount plus the Total Account Value; or the applicable percentage (described above) of the Total Account Value.

    Under both Option 1 and Option 2, the Death Benefit may be affected by partial surrenders. The Death Benefit for both Options will be reduced by the amount necessary to repay any loans in full.

PREMIUMS

    At the time you purchase a Policy, you also choose the amount of premium you will pay. You may vary premium payments to some extent and still keep your Policy in force. To understand how this works, there are three terms you should be familiar with. These are: Basic Premium, Planned Premiums, and Additional Premiums.

    During the first two Policy years, payment of the Basic Premium assures that the Policy will remain in force as long as there are no surrenders or loans (if available under the Policy) during that time. The Basic Premium is stated in the Policy. If Basic Premiums are not paid, or if there are surrenders or loans taken during the first two Policy Years, the Policy will lapse if the Cash Surrender Value is less than the Monthly Deduction.

    Your Basic Premiums are not current if your actual premiums paid, minus loans and minus partial surrenders, are less than the Basic Premium (expressed as a monthly amount) times the number of months the Policy has been in force.

    After the first two Policy Years, as long as the Policy's Cash Surrender Value is greater than the Monthly Deduction, your Policy will not lapse.

    Planned Premiums are those premiums you choose to pay on a scheduled basis. These are usually equal to or greater than the Basic Premium. We will bill you annually, semiannually, or quarterly, or at any other agreed-upon frequency. Pre-authorized monthly check payments may also be arranged.

    Additional Premiums  are  any  premiums  you  pay  in  addition  to  Planned
Premiums.

    Payment of Basic Premiums, Planned Premiums or Additional Premiums in any amount will not, except as noted above, guarantee that your Policy will remain in force. Conversely, failure to pay Planned Premiums or Additional Premiums will not necessarily cause your Policy to lapse. (See "How Might Your Policy Lapse? What Effect Does a Lapse Have?")

    You may increase your Planned Premium at any time by submitting a written notice to us or by paying Additional Premiums, except that:

1. We may require evidence of insurability if the Additional Premium or the new Planned Premium during the current Policy Year would increase the difference between the Death Benefit and the Total Account Value. If satisfactory evidence of insurability is requested and not provided, we will refund the increase in premium without interest and without participation of such amounts in the underlying funding options;

2. No premiums can be accepted if they would disqualify the Policy as a "life insurance policy" under federal tax laws;

3. When there is an outstanding loan, all premiums paid in excess of the Basic Premium will be considered repayment of the Loan Account Value (this is true in all states for AetnaVest Policies and in most states for AetnaVest II Policies).

    Under limited circumstances, we may backdate a Policy, upon request, by assigning an Issue Date earlier than the date the application is signed but no earlier than six months prior to state approval of the Policy. Backdating may be desirable, for example, so that you can purchase a particular Policy Specified Amount for lower cost of insurance rates, based on a younger insurance age. For a backdated Policy, you must pay the minimum premium payable for the period between the Issue Date and the date the initial premium is credited to the Separate Account. Backdating your Policy will not affect the date on which your premium payments are credited to the Separate Account and your policy is credited with Accumulation Units. Your Policy cannot be credited with Accumulation Units until your net premium is actually deposited in the Separate Account. See "How is the Value of Your Policy Computed?" in this Prospectus.

PREMIUM ALLOCATION

    The third choice you make when you purchase a Policy is deciding how your premiums will be allocated to the variable investment options. Allocations must be in whole percentages.

    You may allocate all or a part of your premiums to the Fixed Account, which will be credited with interest at a rate determined by us from time to time, but guaranteed to be at least 4.5%. The interest rate credited to each premium payment will depend on the date the payment is received at our Home Office.

    Credited interest rates reflect the Company's return on the Fixed Account invested assets and the amortization of any realized gains and/or losses which the Company may incur on these assets.

    You may also allocate all or a portion of your premiums to the Separate Account and direct that they be invested in one or more of the Funds. The investment results of the Funds, whose objectives are described below, are likely to differ significantly. You should consider carefully and on a continuing basis which Fund or combination of Funds is best suited to your long-term investment objectives. Except where otherwise noted, all of the Funds are diversified, as defined in the Investment Company Act of 1940, as amended.

  - AETNA VARIABLE FUND seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.

  - AETNA INCOME SHARES seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities.

  - AETNA VARIABLE ENCORE FUND seeks to provide high current return consistent with pre-
    servation of capital and liquidity through investment in high-quality money market instruments. An investment in the
   Fund is neither insured nor guaranteed by the U.S. Government.

  - AETNA INVESTMENT ADVISERS FUND, INC. is a managed mutual fund which seeks to maximize investment return consistent with reasonable safety of principal by investing in one or more of the following asset classes: stocks, bonds and cash equivalents based on the adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.

  - AETNA GENERATION PORTFOLIOS, INC.--AETNA ASCENT VARIABLE PORTFOLIO seeks to provide capital appreciation by allocating its investments among equities and fixed income securities. Aetna Ascent Variable Portfolio is managed for investors who generally have an investment horizon exceeding 15 years, and who have a high level of risk tolerance. See the Fund's prospectus for a discussion of the risks involved.

  - AETNA GENERATION PORTFOLIOS, INC.--AETNA CROSSROADS VARIABLE PORTFOLIO seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized) by allocating its investments among equities and fixed income securities. Aetna Crossroads Variable Portfolio is managed for investors who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.

  - AETNA GENERATION PORTFOLIOS, INC.--AETNA LEGACY VARIABLE PORTFOLIO seeks to provide total return consistent with preservation of capital by allocating its investments among equities and fixed income securities. Aetna Legacy Variable Portfolio is managed for investors who generally have an investment horizon exceeding five years and who have a low level of risk tolerance.

  - ALGER AMERICAN FUND--ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO seeks capital return through investment in the common stock of smaller companies offering the potential for significant price gain. It invests at least 85% of its net assets in equity securities and at least 65% of its net assets in equity securities of companies that, at the time of purchase, have "total market capitalization" (present market value per share multiplied by the total number of shares outstanding) of less than $1 billion. Investing in smaller companies may present risks not present in investments in larger companies. See the Fund's prospectus for a discussion of these risks.

  - FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II--CONTRAFUND PORTFOLIO seeks maximum total return over the long term by investing its assets mainly in equity securities of companies that are undervalued or out-of-favor.

  - FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND--EQUITY-INCOME PORTFOLIO seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Fund will also consider the potential for capital appreciation.

  - JANUS ASPEN SERIES--GROWTH PORTFOLIO seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of a large number of issuers of any size. The Portfolio generally emphasizes issuers with large market capitalizations.

  - JANUS ASPEN SERIES--AGGRESSIVE GROWTH PORTFOLIO is a NONDIVERSIFIED portfolio that seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index, which as of
   ----------------    included    companies   with    capitalizations   between
   approximately
   --------- and
   ---------, but which is expected to change on a regular basis.

  - JANUS ASPEN SERIES--WORLDWIDE GROWTH PORTFOLIO seeks long-term growth of capital by investing primarily in common stocks of companies of foreign and domestic issuers of any size. The Portfolio normally invests in issuers from at least five different countries, including the United States. International investments involve risks not present in U.S. securities. See the Portfolio's prospectus for a discussion of these risks.

  - JANUS ASPEN SERIES--BALANCED PORTFOLIO seeks long-term growth of capital consistent with preservation of capital and balanced by current income. The Portfolio is designed for investors who want to participate in the equity markets through a more moderate investment than a pure growth fund. Investments in income-producing securities are intended to result in a portfolio that provides a more consistent total return than may be attainable through investing solely in growth stocks. The Portfolio is not designed for investors who desire a consistent level of income.

  - JANUS ASPEN SERIES--SHORT-TERM BOND PORTFOLIO seeks as high a level of current income as is consistent with preservation of capital by investing primarily in short- and intermediate-term fixed income securities. The Portfolio will normally maintain a dollar-weighted average portfolio maturity of less than three years, but not to exceed five years depending upon its portfolio manager's opinion of prevailing market, financial and economic conditions.

  - SCUDDER VARIABLE LIFE INVESTMENT FUND--INTERNATIONAL PORTFOLIO seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. Investing in foreign securities may involve a greater degree of risk than investing in domestic securities. See the Fund's prospectus for a discussion of these risks.

  - TCI PORTFOLIOS, INC.--TCI GROWTH (a Twentieth Century fund) seeks capital growth by investing in common stocks (including securities convertible into common stocks) and other securities that meet certain fundamental and technical standards of selection, and, in the opinion of TCI Growth's management, have better than average potential for appreciation. The Portfolio tries to stay fully invested in such securities, regardless of the movement of prices generally. The Portfolio may invest in foreign securities. Foreign investing involves risks that differ from those involved in domestic investing. See the Portfolio's prospectus for a discussion of these risks.

    Some of the above Funds may use instruments known as derivatives as part of their investment strategies, as described in their respective prospectuses. The use of certain derivatives such as inverse floaters and principal only debt instruments may involve higher risk of volatility to a Fund. The use of leverage in connection with derivatives can also increase risk of losses. See the prospectuses for the Funds for a discussion of the risks associated with an investment in those funds.

    You should refer to the accompanying prospectuses of the Funds for more complete information about their investment policies and restrictions. A substitution of any other variable investment option would require approval of the Securities and Exchange Commission ("SEC"), and would be effected only if deemed necessary to accomplish the purposes of the Separate Account. If a substitution were deemed necessary, we would seek to substitute a fund or funds with investment objectives reasonably similar to those of the Fund(s) for which the substitution was made. The Company reserves the right to add additional funding options from time to time.

MIXED AND SHARED FUNDING

    Shares of the Funds are available to insurance company separate accounts which fund variable annuity contracts and variable life insurance policies, including the Policies described in this Prospectus. Because Fund shares are offered to separate accounts of both affiliated and unaffiliated insurance companies, it is conceivable that, in the future, it may not be advantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in these Funds simultaneously, since the interests of such Policy Owners or contractholders may differ. Although neither the Company nor the Funds currently foresees any such disadvantages either to variable life insurance or to variable annuity Policyholders, each Fund's Board of Trustees/Directors has agreed to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a Fund. This might force that Fund to sell portfolio securities at disadvantageous prices.

WHAT HAPPENS WHEN YOUR PREMIUM PAYMENT IS MADE?

    If you make a sufficient premium payment when you apply for a Policy, and have answered favorably certain questions relating to the Insured's health, a "temporary insurance agreement" in the amount applied for (subject to stated maximums) will be provided.

    After the first premium payment, all premiums must be sent directly to our Home Office and will be deemed received when actually received at the Home Office. Your premium payments will be allocated, as you have directed, as of the Valuation Date on which each payment is received in the Home Office.

    You may reallocate your future premium payments at any time, up to four times per year, free of charge. After four times, a $10 charge is imposed on each subsequent change in order to reimburse us for costs associated with allocation changes. Any reallocation will apply to premium payments made after you have received written verification from us.

HOW IS THE VALUE OF YOUR POLICY COMPUTED?

    Once your Policy has been issued, each premium payment allocated to a variable funding option of the Separate Account will be credited to your Policy in the form of Accumulation Units of the funding option based on that funding option's Accumulation Unit Value. Each premium payment will be credited to your Policy as of the Valuation

Date it is received by us at our Home Office. The number of Accumulation Units credited is determined by dividing the net premium (the premium less the Premium
Load) by the value of an Accumulation Unit next computed after we receive the premium. Shares of the Funds are purchased by the Separate Account at the net asset value next determined by the Fund following receipt of the Net Premium Payment by the Separate Account, which will be no later than one business day following the purchase of the Accumulation Units attributable to the Funds. Since each Fund has a unique Accumulation Unit Value, a Policy Owner who has elected a combination of funding options will have Accumulation Units credited to each funding option.

    The value of your Policy is determined by: (a) multiplying the total number of Accumulation Units credited to the Policy for each funding option, respectively, by the appropriate current Accumulation Unit Value; and (b) if you have elected a combination of funding options, totalling the resulting values for each portion of the Policy; and (c) adding any Fixed Account or Loan Account Value.

    The number of Accumulation Units credited to a Policy will not be impacted by any subsequent change in the value of an Accumulation Unit. The number of units is increased by subsequent contributions to or transfers into that funding option, and decreased by charges and withdrawals from that funding option.

    Fixed Account Values will reflect amounts allocated to the General Account through either payment of premiums or transfers from the Separate Account. There is no assurance that the Separate Account Value of the Policy will equal or exceed the premiums paid and allocated to the Separate Account. You will be advised at least annually as to the number of Accumulation Units which remain credited to the Policy, the current Accumulation Unit Values, and your Total Account Value.

WHAT IS AN ACCUMULATION UNIT, AND HOW IS IT CALCULATED?

    An Accumulation Unit is the measure of the net investment result of each variable funding option. The Accumulation Units are used to calculate the value of the variable portion of your Policy (prior to the election of a Settlement Option). Accumulation Units are valued at the end of each business day, whenever the New York Stock Exchange is open. A Valuation Period is the period of time from the end of one such business day to the end of the next. The value of an Accumulation Unit for any Valuation Period is determined by multiplying the value of an Accumulation Unit for the immediately preceding Valuation Period by the net investment factor for the current period for the appropriate Fund. The net investment factor equals the net investment rate plus 1.0000000. The net investment rate is determined separately for each Fund as follows:

    The net investment rate equals (a) the net assets of the Fund held in the Separate Account at the end of a Valuation Period, minus (b) the net assets of the Fund held in the Separate Account at the beginning of that Valuation Period, plus or minus (c) taxes or provisions for taxes, if any, attributable to the operation of the Separate Account divided by (d) the value of the Accumulation Units held by the Separate Account at the beginning of the Valuation Period, minus (e) a daily charge at an annual rate not to exceed 0.90% of the value of the Fund shares held in the Separate Account for mortality and expense risks and no more than 0.50% (0.30% for AetnaVest) of the value of the Fund shares held in the Separate Account for the Company's administrative expenses attributable to Policies funded through the Separate Account. The current charge for mortality and expense risks is 0.70% per year, and the current administrative expense charge is 0.30% per year.

CAN YOU MAKE TRANSFERS AMONG THE FUNDING OPTIONS?

    You may elect to transfer your accumulated Separate Account Value among any of the Funds, or from any of the Funds to the Fixed Account. Within the 45 days after your Policy's anniversary, you may also transfer a portion of the Fixed Account Value to one or more Funds. This type of transfer is allowed only once in the 45-day period and will be effective on the Valuation Date that your request is received in good order at our Home Office. The amount of such transfer cannot exceed the greater of (1) 25% of the Fixed Account Value, or (2) the total Fixed Account Value if such amount is less than or equal to $500. We may increase this limit from time to time. The first four transfers in any one Policy Year are made free of charge. Each additional transfer will be subject to a $10 charge.

    Any transfer among the Funds or to the Fixed Account will result in the crediting and cancellation of Accumulation Units based on the Accumulation Unit values next determined after a written request is received by us at our Home Office.

    For AetnaVest II Policies, we will waive the $10 charge if you are changing your allocation so that 100% of the existing Separate Account Value and all future allocations are credited to the Fixed Account.

    If you contemplate the transfer of assets, you should consider the risks inherent in a shift from one funding option to another. In general, frequent transfers based on short-term expectations will tend to accentuate the danger that a transfer will be made at an inopportune time.

AUTOMATED TRANSFERS (DOLLAR COST AVERAGING)

    Dollar Cost Averaging describes a system of investing a uniform sum of money at regular intervals over an extended period of time. Dollar Cost Averaging is based on the economic fact that buying a security with a constant sum of money at fixed intervals results in acquiring more of the item when prices are low and less of it when prices are high.

    You may establish automated transfers of Account Values from the Funds on a monthly or quarterly basis from the Aetna Variable Encore Fund to any other Fund through written request or other method acceptable to the Company. You must have a minimum of $5,000 allocated to the Aetna Variable Encore Fund in order to enroll in the Dollar Cost Averaging program. The minimum automated transfer amount is $50 per month. You may start or stop participation in the Dollar Cost Averaging program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. The Company reserves the right to suspend or modify automated transfer privileges at any time.

    Before participating in the Dollar Cost Averaging program, you should consider the risks involved in switching between investments available under the Policy. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses. Therefore, you should carefully consider market conditions and each Fund's investment policies and related risks before electing to participate in the Dollar Cost Averaging Program.

WHAT IS THE MATURITY VALUE OF YOUR POLICY?

    The Maturity Value of the Policy is the Total Account Value on the Maturity Date, less the amount necessary to repay any loans in full.

WHAT IS THE CASH SURRENDER VALUE OF YOUR POLICY?

    The Cash Surrender Value of your Policy is the amount you can receive in cash by surrendering the policy. The Cash Surrender Value equals the Total Account Value minus the applicable Surrender Charge, less the amount necessary to repay any loans in full. As discussed earlier, your Policy's Total Account Value is equal to the sum of the Fixed Account Value; Separate Account Value; and Loan Account Value.

    The Cash Surrender Value will never be less than zero. All or a part of the Cash Surrender Value may be applied to one or more of the Settlement Options.

WHAT CHARGES OR DEDUCTIONS ARE MADE UNDER THE POLICY?

PREMIUM LOAD

    This load represents average applicable state premium taxes (ranging up to 4%) as well as administrative expenses and federal income tax liabilities. For AetnaVest Policies, a deduction of 2.50% of premiums paid (2.35% for California issues) will be made. For AetnaVest II Policies, a deduction of 3.5% (guaranteed to be no higher than 6%) will be made to cover such taxes and other expenses.

INSURANCE AND ADMINISTRATIVE CHARGES

    Deductions are made from your Total Account Value on a periodic basis for insurance and administrative costs. These insurance and administrative charges and surrender charges are discussed below.

    The charges for insurance and administrative costs will vary from Policy to Policy. They are broken down as follows:

(a) A Monthly Deduction is made from the Total Account Value. This deduction includes charges for the Cost of Insurance, for any supplemental riders or benefits, and for administrative expenses.

        The Cost of Insurance is equal to the Amount at Risk (the Death Benefit before deductions for loans, divided by 1.0036748, minus the Total Account Value), multiplied by the Cost of Insurance Rate which will not exceed the rate shown in the Policy. (Such rate varies according to the attained age, premium class and, in most states, sex of the Insured, and is based on the Commissioner's 1980 Standard Ordinary Mortality Tables (the "1980 CSO Tables"), nonsmoker and smoker versions.)

        Charges for any supplemental riders or benefits are described in the applicable rider or benefit policy form.

        For AetnaVest Policies, the monthly charge for administrative expenses will not exceed $5, according to the table below:

                                      AETNAVEST
                               ADMINISTRATIVE EXPENSES

                              SPECIFIED AMOUNT
                         --------------------------
             ATTAINED     $100,000-   $1,000,000 &
               AGE         999,999        OVER
           ------------  -----------  -------------
             Up to 29     $    5.00     $    3.00
              30-39            4.00          2.00
              40-49            3.00          1.00
              50-59            2.00          0.00
              60-69            1.00          0.00
            70 & Over          0.00          0.00

        For AetnaVest II Policies, the monthly charge for administrative expenses in the first Policy Year is $20 and in all subsequent Policy Years, the monthly charge is $5. The monthly administrative charge is for items such as premium billing and collection, policy value calculation, confirmations and periodic reports and will not exceed our costs.

        The Monthly Deduction is deducted proportionately from each funding option, if more than one is used. This is accomplished by cancelling Accumulation Units and withdrawing the value of the cancelled Accumulation Units from each funding option in the same proportion as their respective values have to your Fixed Account and Separate Account Values. The Monthly Deduction is made at the same time each month, beginning with the Issue Date.

(b) A daily deduction at a rate not to exceed 0.90% per year (currently 0.70%) is taken only from the Separate Account Value for mortality and expense risks. This charge may be raised or lowered to reflect our expectations of future mortality and expense experience.

(c) A daily deduction at a rate not to exceed 0.30% per year for AetnaVest, or 0.50% per year for AetnaVest II (currently 0.30% for both Policies), is also taken from the Separate Account Value to pay for administrative expenses.

        Once a Policy is issued, Monthly Deductions, including Cost of Insurance charges, will be taken from your Policy Values as of the Issue Date, even if the Issue Date is earlier than the date the application is signed (see "Premiums"). If the Policy's issuance is delayed due to underwriting requirements, the charges will not be assessed until the underwriting is complete and the application for the policy is approved. Cost of Insurance charges will be in amounts based on the Specified Amount of the Policy issued, even if the temporary insurance coverage received during the underwriting period is for a lesser amount. If we decline an application, we will refund the full premium payment made.

SURRENDER CHARGE

    There will also be a surrender charge if you surrender your Policy (in whole or in part) before the end of ten years for AetnaVest Policies and fifteen years for AetnaVest II Policies, from either the Policy Issue Date or from the effective date of an increase in the Specified Amount under the Policy. The Surrender Charge is imposed partially as a deferred sales charge, and also to enable the Company to recover certain administrative costs.

    The initial Surrender Charge is based on the Specified Amount. It also depends on the Insured's Issue Age and, in most states, sex.

    The dollar amount of the Surrender Charge will remain the same for five years following the Issue Date. Thereafter, the charge will decline monthly for the next five years so that, ten years after the Issue Date for AetnaVest Policies and fifteen years after the Issue Date for AetnaVest II Policies (assuming no increases in the Specified Amount), the Surrender Charge will be zero.

    If you decrease the Specified Amount while the Surrender Charge applies, the Surrender Charge will remain the same.

    If you increase the Specified Amount (which you can do at any time after the first Policy Year subject to satisfactory evidence of the Insured's insurability), a new Surrender Charge will be applicable, in addition to the then-existing Surrender Charge. This charge will be determined based on the Insured's attained age, sex (in most states), and underwriting status at the Issue Date. The Surrender Charge applicable to the increase will be 70% of the Surrender Charge on a new policy whose Specified Amount equals the amount of the increase, and will cover administrative expenses. The additional Surrender
Charge will also remain constant for five years from the start of the Policy Year in which the increase occurs, and will decrease to zero at the end of ten years for AetnaVest Policies and fifteen years for AetnaVest II Policies. See the example in the box below.

    The maximum portion of the Surrender Charge which is to be applied to reimburse the Company for sales and promotional expenses will be 30% of the first year's Basic Premium (if you surrender in full during that year). Full surrenders after the first year will result in the imposition of the same dollar Surrender Charge for the initial five years and, therefore, the sales expense portion of the Surrender Charge (expressed as a percentage of Basic Premiums paid) will decline after the first Policy Year.

              AETNAVEST POLICIES: EXAMPLE OF IMPACT OF INCREASE IN
                    SPECIFIED AMOUNT ON THE SURRENDER CHARGE
    This Example assumes that you bought a Policy with an initial Stated Amount of $100,000 that had a Surrender Charge at the time of issue equal to $890. The Example is intended to illustrate the impact of an increase in your Specified Amount by $50,000 at the beginning of the third Policy Year. For any given year, your Surrender Charge will be less than it would have been for someone who simply purchased a brand new Policy with a Specified Amount of $150,000.

    As noted above, for original Specified Amounts, the surrender charge is the same for the first five Policy Years, and thereafter declines monthly until it is $0 at the end of the tenth Policy Year. For any increase in Specified Amount, the increase in Surrender Charge applies for five years from the date of increase, and declines monthly thereafter until it is $0 at the end of the tenth year following increase.

                                     ADDITIONAL
                   ORIGINAL       SURRENDER CHARGE
               SURRENDER CHARGE          --
                      --             INCREASE IN
               INITIAL SPECIFIED  SPECIFIED AMOUNT       TOTAL
BEGINNING OF        AMOUNT        AT THE BEGINNING     SURRENDER
POLICY YEAR:      OF $100,000     OF POLICY YEAR 3      CHARGES
      1            $  890.00             --            $  890.00
      2               890.00             --               890.00
      3               890.00          $  489.50         1,379.50
      4               890.00             489.50         1,379.50
      5               890.00             489.50         1,379.50
      6               890.00             489.50         1,379.50
      7               712.00             489.50         1,201.50
      8               534.00             489.50         1,023.50
      9               356.00             391.60           747.60
     10               178.00             293.70           471.70
     11                    0             195.80           195.80
     12                    0              97.90            97.90
     13                    0                  0                0

            AETNAVEST II POLICIES: EXAMPLE OF IMPACT OF INCREASE IN
                    SPECIFIED AMOUNT ON THE SURRENDER CHARGE

    This Example assumes that you bought a Policy with an initial Stated Amount of $100,000 that had a Surrender Charge at the time of issue equal to $890. The Example is intended to illustrate the impact of an increase in your Specified Amount by $50,000 at the beginning of the third Policy Year. For any given year, your Surrender Charge will be less than it would have been for someone who simply purchased a brand new Policy with a Specified Amount of $150,000.

    As noted above, for original Specified Amounts, the surrender charge is the same for the first five Policy Years, and thereafter declines monthly until it is $0 at the end of the tenth Policy Year. For any increase in Specified Amount, the increase in Surrender Charge applies for five years from the date of increase, and declines monthly thereafter until it is $0 at the end of the tenth year following increase.

                                     ADDITIONAL
                   ORIGINAL       SURRENDER CHARGE
               SURRENDER CHARGE          --
                      --             INCREASE IN
               INITIAL SPECIFIED  SPECIFIED AMOUNT       TOTAL
BEGINNING OF        AMOUNT        AT THE BEGINNING     SURRENDER
POLICY YEAR:      OF $100,000     OF POLICY YEAR 3      CHARGES
      1            $  890.00             --            $  890.00
      2               890.00             --               890.00
      3               890.00          $  489.50         1,379.50
      4               890.00             489.50         1,379.50
      5               890.00             489.50         1,379.50
      6               890.00             489.50         1,379.50
      7               801.00             489.50         1,290.50
      8               712.00             489.50         1,201.50
      9               623.00             440.55         1,063.55
     10               534.00             391.60           925.60
     11               445.00             342.65           787.65
     12               356.00             293.70           649.70
     13               267.00             244.75           511.75
     14               178.00             195.80           373.80
     15                89.00             146.85           235.85
     16                    0              97.90            97.90
     17                    0              48.95            48.95
     18                    0                  0                0

    The Company may offer the Policy in a group arrangement in connection with a multiple employer trust plan under which a trustee, employer or employers, or other similar entity purchases a Policy which covers a group of individuals on a group basis. Certificates replicating all the provisions of a Policy are issued to individual employees. In such arrangements, an employer may permit group solicitation of its employees for the pur-chase of Policies on either a group or individual basis.

    The Company may reduce the Surrender Charge, the Monthly Deduction, or both, in connection with Policies issued under such arrangements. Generally, sales and administrative costs per Policy vary with the size of the group or sponsored arrangement, its stability as indicated by its term of existence and certain characteristics of its members, the purposes for which Policies are purchased, and other factors. The amount of reductions will be considered on a case-by-case basis and will reflect the reduced sales effort and administrative costs expected as a result of sales to a particular group or sponsored arrangement.

    Based on its actuarial determination, the Company does not anticipate that the Surrender Charge will cover all sales and administrative expenses which the Company will incur in connection with the Policy. Any such shortfall, including but not limited to, payment of sales and distribution expenses, would be charged to and paid by the Company.

WHEN DOES THE SURRENDER CHARGE APPLY?

    A Surrender Charge applies when you make a full or partial surrender of the Cash Surrender Value of the Policy, as described below.

FULL SURRENDERS

    When you surrender your Policy for the full Cash Surrender Value, all applicable Surrender Charges are imposed.

PARTIAL SURRENDERS

    When you surrender part of your Policy, we will apply the same proportion of the total applicable Surrender Charges as the amount to be paid bears to the total Cash Surrender Value. Once you have made a partial surrender, or surrenders, future applicable Surrender Charges will be reduced proportionately. In addition, under Option 1, the Specified Amount will be reduced by the amount surrendered.

    Other rules apply to partial surrenders:

1.  No partial surrender can be made until one year after the Issue Date;

2.  The amount paid to you on a partial surrender must be at least $500;

3. If a partial surrender is made, there will be a transaction charge of $25 or 2% of the amount of the net surrender payment, whichever is less. The charge will be made against the Total Account Value;

4. If, at the time of a partial surrender, your Total Account Value is attributable to more than one funding option, both the Surrender Charge and the amount paid to you upon the surrender will be taken proportionately from the values accumulated in each funding option. You cannot select the funding option to be used in the surrender;

5. A partial surrender will not be allowed if it would cause the Specified Amount to drop below the minimum allowable Specified Amount; and

6. Partial surrenders may only be made prior to election of a settlement option.

    As mentioned previously, a partial surrender will also reduce the Death Benefit (and the Specified Amount, if Option 1 is in effect), by the amount of the reduction in your Total Account Value resulting from the surrender. If the Specified Amount is reduced, the most recent increase in coverage is reduced first, then the next most recent coverage, and so forth.

    If the Death Benefit on an Option 1 Policy is calculated as a percentage of the Total Account Value rather than as the Specified Amount, a partial surrender will reduce the Specified Amount only if the partial surrender decreases the difference between the Death Benefit and the Total Account Value. A partial surrender will not reduce the Specified Amount of an Option 2 Policy.

    Payment of any amount due from Separate Account Values on a full or partial surrender will be made within seven calendar days after your written surrender request is received at our Home Office, except that payment may be postponed when the New York Stock Exchange has been closed and for such other periods as the Securities and Exchange Commission may require. Payment of values from the Fixed Account Value may be deferred for up to six months, except when used to pay premiums to the Company.

    If you surrender your Policy, in whole or in part, there may be tax implications. Refer to "Tax Matters."

HOW MIGHT YOUR POLICY LAPSE?
WHAT EFFECT DOES A LAPSE HAVE?

    A lapse occurs if your Monthly Deduction is greater than the Cash Surrender Value and no payment to cover the deduction is made within 61 days of our notifying you. This may happen after the first two Policy Years, or during the first two Policy Years if your Basic Premiums are not current.

    If the Cash Surrender Value of the Policy is insufficient to cover the Monthly Deduction on the appropriate date, your insurance coverage will terminate at the end of a 61-day Grace Period. The Grace Period begins with the mailing of a notice to you, once we discover the insufficiency. We will require the payment of the amount necessary to keep this Policy in force for the current month, plus two additional months. During the Grace Period, a

Policy has no Cash Surrender Value, so that if the Policy is terminated at the end of the Grace Period, no money will be paid to you.

    If your Policy's Cash Surrender Value is insufficient to cover the Monthly Deduction on the appropriate date, an amount equal to the Monthly Deduction will be removed from the Total Account Value and will not participate in investment performance. If a premium payment is subsequently made and the Cash Surrender Value exceeds the amount of the Monthly Deduction, or, within the first two years the Basic Premiums are paid, the amount removed will be returned to the Total Account Value and will resume participation in investment performance.

IF THE POLICY HAS LAPSED, CAN YOU
REINSTATE THE POLICY?

    We will consider reinstatement within five years after the date of termination (provided it is before the Maturity Date). We will require satisfactory evidence of insurability. Regardless of when the Policy lapses, the original and any additional tables of Surrender Charges that were issued on this Policy will apply upon reinstatement. The Loan Account Value will be reinstated. All values will be reinstated as of the date of the Policy's termination.

    Under AetnaVest II Policies issued in most states, if the Policy lapses during the first two Policy Years, the payment required at reinstatement will equal the sum of Basic Premiums for each Monthly Deduction day to date, less premiums previously paid. If the Policy lapses after the first two Policy Years, you must make a premium payment that will cause the surrender value upon reinstatement to equal three times the next monthly deduction.

    For AetnaVest Policies, upon reinstatement, no Surrender Charge deduction will apply to coverage which was in force for two or more years (one or more years for multiple employer trust policies) prior to the date of termination. For terminated coverage which was in force less than two years, future Surrender Charges will not be reduced from the original schedule. If you request reinstatement during the first two Policy Years, the premium required at reinstatement will be the lesser of (a) a premium sufficient to pay for three Monthly Deductions plus any applicable Surrender Charge; or (b) overdue Basic Premiums.

CAN YOU BORROW ON YOUR POLICY?

    If you purchase an AetnaVest Policy you may borrow against your Policy after the end of the second Policy Year (in California and Texas, after the end of the first Policy Year). AetnaVest II Policy Owners may borrow against their Policy beginning in the first Policy Year. For all Policies, loans must be taken before the election of a settlement option.

    The most you can borrow is 90% (100% for AetnaVest II policies issued in Texas) of the Fixed Account and Separate Account Values less the Surrender Charge applicable at the time of the loan. Interest on the loan, including preferred loans (as described below), will accrue at 8% per year, payable once a year at each anniversary of the loan. Any interest not paid when due becomes part of the loan and bears interest.

    The Loan Account Value is credited with the amount of any loans you make on your Policy, as collateral. The Loan Account Value is credited with interest at a rate of at least 4.5% per year (6% in New York). Such credited interest is transferred out of the Loan Account Value monthly and reallocated proportionately to the applicable funding options.

    Beginning in the eleventh Policy Year, up to 10% of the maximum loan amount available, at the beginning of a Policy Year, can be taken as a preferred loan during that Policy Year. Amounts borrowed in excess of the maximum loan amount available for a preferred loan will not be considered a preferred loan. The portion of the Loan Account Value equal to the preferred loan will be credited at the policy loan interest rate of 8% per year. The portion of the Loan Account Value not considered a preferred loan will be credited interest as described in "What Is the Cash Surrender Value of Your Policy?" The preferred loan feature is only available in approving states as stated in your Policy.

    If you are using more than one underlying funding option, the amount of the loan will be withdrawn in proportion to the value held in each funding option. You cannot select the funding option to be used for the loan.

    The amount you receive as a result of the loan will, together with any accrued but not paid interest, constitute the Loan Account Value. Repayments on the loan will be allocated among the funding options in the same proportion the loan was taken from the funding options. The Loan Account Value will be reduced by the amount of any loan repayment.

CAN YOU CHANGE THE AMOUNT OF
YOUR INSURANCE COVERAGE?

    Beginning one year after the Issue Date, you may increase or decrease the Specified Amount of your Policy as follows:

1. For an increase, we will require satisfactory evidence of insurability unless there is no increase in the Amount at Risk;

2. The Cash Surrender Value at the time of an increase must be at least three times the sum of (a) the most recent Monthly Deduction from Total Account Value and (b) the amount of the increase, divided by 1000, times the applicable Cost of Insurance Rate;

3. An increase in the Specified Amount will increase the Surrender Charge unless there is no increase in the Amount at Risk;

4.  Increases are limited to four times the original Specified Amount;

5. Decreases in the Specified Amount will not decrease the Surrender Charge or your Basic Premium. Decreases during the second year after the Issue Date will usually not enable you to reduce your Planned Premium below the Basic Premium without lapsing the Policy;

6. No decrease may reduce the Specified Amount to less than the then-current minimum for this type of Policy;

7. The decrease will be applied first to the most recent coverage under the Policy, then to the next most recent, and so forth.

    You can also change from one Death Benefit Option to the other.

    The Specified Amount will be changed when a change in Death Benefit Option is made. If the change is from Option 1 to Option 2, the new Specified Amount will equal the Amount at Risk as of the date of the change. If the change is from Option 2 to Option 1, the new Specified Amount will equal the Death Benefit as of the date of the change.

    A change in Death Benefit Option will not be allowed if the new Specified Amount would be less than the then-current minimum. We may require satisfactory evidence of insurability before allowing the change. There will be no change in the Surrender Charge (either increase or decrease) at the time of a change in Death Benefit Option.

WHAT IS THE "FREE-LOOK PERIOD"?

    The Policy has a "Free-Look Period" during which it may be returned to our Home Office for a refund. You may return it to our Home Office within ten days after you receive the Policy and the written notice of withdrawal right, or within 45 days after you sign the application for the Policy, whichever occurs latest.

    The refund will be the sum of (1) the difference between payments made and amounts allocated to the Separate Account, (2) the value of the amount allocated to the Separate Account as of the date the returned Policy is received by us, and (3) any fees imposed on the amounts allocated to the Separate Account. If state law does not permit such a refund, then the refund will equal premiums paid, without interest. Refunds will usually occur within seven days of notice of cancellation, although a refund of premiums paid by check may be delayed until the check clears your bank.

CAN YOU EXCHANGE YOUR POLICY?

    You may exchange the AetnaVest Policy for a period of two years after the Issue Date, for a new adjustable premium policy issued by the Company, under which policy values and benefits do not vary with the investment performance of a Separate Account. The new policy will have the same Issue Date as the old Policy, and no evidence of insurability will be required. Since your Total Account Value will be transferred from the old Policy to the new policy in its entirety, the Cash Surrender Value under the new policy cannot exceed the Cash Surrender Value under the old Policy at the time of exchange. We have the right to adjust the Cash Surrender Value under the new policy to make sure this is the case. You have the right to select whether the new policy has the same Death Benefit or net amount at risk as the old Policy. There may be a charge due to the Company, or a refund due to the Policy Owner, equal to the difference in cash value between the old Policy and the new policy.

    For AetnaVest II Policies you may simply transfer the entire Separate Account Value of your Policy to the Fixed Account. No charge will be made for any such transfer.

HOW WILL THE DEATH BENEFIT BE PAID?

    The Death Benefit under the Policy will be paid in a lump sum within seven days after we receive due proof of death (a certified copy of the death certificate), unless you or the beneficiary have elected that it be paid under one or more of the Settlement Options described below.

    Payment of the Death Benefit may be delayed if the Policy is being contested. While the Insured is living, you may elect a Settlement Option for the beneficiary and deem it irrevocable. You may revoke or change a prior election. The beneficiary may make or change an election within 90 days of the death of the Insured, unless you have made an irrevocable election. A beneficiary who has elected Settlement Option 1 may elect another option within two years after the Insured's death.

    All or a part of the proceeds of the Death Benefit may be applied under one or more of the following Settlement Options, or such options as we may choose to make available in the future.

    If the Policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any excess Death Benefit proceeds due will be paid as elected.

SETTLEMENT OPTIONS
WHEN DO PAYMENTS UNDER A
SETTLEMENT OPTION OCCUR?

    Proceeds in the form of Settlement Options are payable by the Company upon the Insured's death; upon Maturity of the Policy; or upon election of one of the following Settlement Options or any we make available (after any applicable surrender charges have been deducted).

    A written request is required to elect, change, or revoke a Settlement Option. This request will take effect upon receipt or recording of the written request, in good order, at our Home Office.

    The first variable Settlement Option payment will be as of the tenth Valuation Period following the receipt of the properly completed election form.

WHAT ARE THE SETTLEMENT OPTIONS?

    The Settlement Options are as follows:

    Option 1--Payment of interest on the sum left with us;

    Option 2--Payments for a stated number of years, at least three but no more than thirty;

    Option 3--Payments for the lifetime of the Annuitant. If also chosen, we will guarantee payments for 60, 120, 180 or 240 months;

    Option 4--Payments during the joint lifetimes of two Annuitants. At the death of either, payments will continue to the survivor. When this option is chosen, a choice must be made of:

    (a) 100% of the payment to continue to the survivor;

    (b) 66 2/3% of the payment to continue to the survivor;

    (c) 50% of the payment to continue to the survivor;

    (d) Payments for a minimum of 120 months, with 100% of the payment to continue to the survivor;

    (e) 100% of the payment to continue to the survivor if the survivor is the Annuitant, and 50% of the payment to continue to the survivor if the survivor is the Second Annuitant.

    In most states, no election may be made that would result in a first payment of less than $25 or that would result in total yearly payments of less than $120. If the value of the Policy is insufficient to elect an option for the minimum amount specified, a lump-sum payment must be elected.

    Proceeds applied under Option 1 will be held by us in the General Account. Proceeds in the General Account will be used to make payments on a fixed dollar basis. We will add interest to such proceeds at an annual rate of not less than 3.5%. We may add interest daily at any higher rate.

    Under Option 1, the Annuitant may later tell the Company to (a) pay to him or her a portion or all of the sum held by the Company; or (b) apply a portion or all of the sum held by the Company to another settlement option.

    Proceeds applied under Options 2, 3 and 4 will be held (a) in the General Account; or (b) in Variable Annuity Account B, invested in one or more of the available investment options; or (c) a mix of (a) and (b). Proceeds in Variable Annuity Account B will be used to make payments on a variable basis.

    If payments are to be funded on a variable basis, the first and subsequent payments will vary depending on the Assumed Net Investment Rate. This rate will be 3.5% per annum, unless a 5% annual rate is chosen. The Assumed Net Investment Rate is chosen by the payee.

    Selection of a 5% rate causes a higher first payment, but subsequent payments will increase only to the extent the actual net investment rate exceeds 5% on an annualized basis, and they will decline if the rate is less than 5%. Use of the 3.5% Assumed Net Investment Rate causes a lower first payment, but subsequent payments will increase more rapidly or decline more slowly as changes occur in the actual net investment rate. The investment performance of the underlying funding option(s) must equal such assumed rate, plus enough to cover the mortality and expense risk and administrative fee charges, if future payments on a variable basis are to remain level.

    If payments on a variable basis are not to decrease, gross return on the assets of the underlying funding option must be:

    (a) 4.75% on an annual basis, plus an annual return of up to .25% needed to offset the administrative charge in effect at the time Settlement Option payments start, if an Assumed Net Investment Rate of 3.5% is chosen; or

    (b) 6.25% on an annual basis, plus an annual return of up to .25% needed to offset the administrative charge in effect at the time Settlement Option payments start, if an Assumed Net Investment Rate of 5% is chosen.

    Option 2, 3, or 4 may be chosen on a fixed dollar basis. However, if the guaranteed payments are less than the payments which would be made from the purchase of the Company's current single premium immediate annuity, the larger payment will be made instead.

    As to funds held under Option 1, the Annuitant may elect to make a withdrawal or to change options. Under Option 2, if payments are made on a variable basis, the current value may be withdrawn at any time. Amounts held in the Fixed Account may not be withdrawn under Option 2. No withdrawals or changes of option may be made under Options 3 and 4.

    When an Annuitant dies while receiving payments under Option 2, 3 or 4, the present value of any remaining guaranteed payments will either be paid in one sum to the beneficiary, or upon election by the beneficiary, any remaining guaranteed payments will continue to the beneficiary. If no beneficiary exists, the present value of any remaining guaranteed payments will be paid in one sum to the Annuitant's estate. If the Annuitant dies while receiving payments under Option 1, the current value of the Option will be paid in one sum to the beneficiary, or to the Annuitant's estate.

    If a beneficiary dies (and there is no contingent beneficiary), while receiving payments, the current value of the account (Option 1), or the present value of any remaining guaranteed payments will be paid in one sum to the estate of the beneficiary. The interest rate used to determine the first payment will be used to calculate the present value.

    Payments will be made upon receipt of a written request filed with us. If no settlement election has been made by the Policy Owner when the beneficiary becomes entitled to proceeds, the beneficiary may make the election.

HOW WILL YOUR VARIABLE SETTLEMENT OPTION PAYMENTS BE CALCULATED?

    When you have chosen payment on a variable basis, the first payment is calculated as follows:

    (a) the portion of the proceeds applied to make payments on the variable basis; divided by

    (b) 1000; times

    (c) the payment rate for the Option chosen.

    Such amount, or portion, of the variable payment will be divided by the Settlement Option Unit Value (described below), as of the tenth Valuation Period before the due date of the first payment, to determine the number of Settlement Option Units.

Each future payment is equal to the number of Settlement Option Units, times the Settlement Option Unit Value as of the tenth Valuation Period prior to the due date of the payment.

    For any Valuation Period, the Settlement Option Unit Value is equal to:

    (a) The  Settlement Option  Unit value  for the  previous Valuation  Period;
    times

    (b) The Net Return Factor (as defined below) for the Valuation Period; times

    (c) A factor to reflect the Assumed Net Investment Rate. The factor for 3.5% per year is .9999058; for 5% per year, it is .9998663.

        The Net Return Factor equals:

        (i) The net assets of the applicable fund held in Variable Annuity Account B at the end of a Valuation Period, minus

        (ii) The net assets of the applicable fund held in Variable Annuity Account B at the beginning of that Valuation Period, plus or minus

        (iii) Taxes or provision for taxes, if any, attributable to the operations of Variable Annuity Account B, divided by

        (iv) The value of Settlement Option Units and other accumulation units held in Variable Annuity Account B at the beginning of the Valuation Period, minus

        (v) A daily charge at an annual rate of 1.25% for annuity mortality and expense risk and a daily administrative expense charge that will not exceed .25% on an annual basis.

    The number of Settlement Option Units remains fixed. However, the dollar value of the Settlement Option Unit Values and the payment may increase or decrease due to investment gain or loss.

    Payments will not be affected by changes in the mortality or expense results or administrative charges.

DESCRIPTION OF THE COMPANY AND
THE SEPARATE ACCOUNTS
THE COMPANY

    The Aetna Life Insurance and Annuity Company is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). The Company is engaged in the business of issuing life insurance policies and annuity contracts in all states of the United States. The Company is a wholly owned subsidiary of Aetna Retirement Services, Inc., which is in turn a wholly owned subsidiary of Aetna Life and Casualty Company.

    The Company is registered as an investment adviser under the Investment Advisers Act of 1940. It is also registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

THE SEPARATE ACCOUNT

    The Separate Account established for the purpose of providing Variable Options to fund the Policy is Variable Life Account B. Amounts allocated to the Separate Account are invested in the Funds. Each of the Funds is an open-end management investment company whose shares are purchased by the Separate Account to fund the benefits provided by the Policy. The Funds currently available under the Separate Account, including their investment objectives and their investment advisers, are described in this Prospectus. Complete descriptions of the Funds' investment objectives and restrictions and other material information relating to an investment in the Funds are contained in the prospectuses for each of the Funds which accompany this Prospectus.

    Variable Life Account B was established pursuant to a June 18, 1986, resolution of the Board of Directors of the Company. Under Connecticut Insurance Law, the income, gains or losses of the Separate Account are credited without regard to the other income, gains or losses of the Company. These assets are held for the Company's variable life insurance policies. Any and all distributions made by the Funds with respect to shares held by the Separate Account will be reinvested in additional shares at net asset value. The assets maintained in the Separate Account will not be charged with any liabilities arising out of any other business conducted by the Company. The Company is, however, responsible for meeting the obligations of the Policy to the Policy Owner.

    No stock certificates are issued to the Separate Account for shares the Funds held in the Separate Account. Ownership of Fund shares is documented on the books and records of the Funds and of the Company for the Separate Account.

    The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 and meets the definition of separate account under the federal securities laws. Such registration does not involve any approval or disapproval by the Commission of the Separate Account or the Company's management or investment practices or policies. The Company does not guarantee the Separate Account's investment performance.

                     DIRECTORS AND OFFICERS OF THE COMPANY

                     POSITIONS AND
                     OFFICES             PRINCIPAL OCCUPATION
 NAME AND ADDRESS*   WITH THE COMPANY    DURING PAST FIVE YEARS
 --------------------------------------------------------------------------------
 Daniel P. Kearney   Director;           Executive Vice President (since December
                     President and       1993), and Group Executive, Financial
                     Chairman;           Division (February 1993 -- December
                     Executive           1993), Aetna Life and Casualty Company;
                     Committee;          Director, Aetna Insurance Company of
                     Principal           America (since February 1993); Director
                     Executive Officer   and Chairman, Aetna Realty Investors,
                                         Inc. (since January 3, 1992); Director
                                         of MBIA, Inc. (since 1992); Director,
                                         Margarettan Financial Corporation,
                                         Edison, New Jersey (1992-1994)
 David E. Bushong    Acting Chief        Vice President, Corporate Planning
                     Financial Officer   Finance and Administration (November
                                         1992 -- March 1994), Vice President,
                                         Bond Investment, Portfolio Management
                                         (March 1994 -- July 1994) for Aetna Life
                                         Insurance Company, The Aetna Casualty
                                         and Surety Company, The Standard Fire
                                         Insurance Company, 151 Farmington
                                         Avenue, Hartford, CT 06156.
 Timothy A. Holt     Vice President,     Head of Business Strategy and Finance
                     ALIAC Investments   (since February 1996), Aetna Retirement
                                         Services; Vice President (since June
                                         1991), ALIAC Investments; Treasurer
                                         (February 1990 --July 1991) Aeltus
                                         Investment Management, Inc.; Vice
                                         President and Treasurer (August 1989 --
                                         June 1991) Financial Division
 Christopher J.      Director (1991);    Director, Aetna Financial Services, Inc.
 Burns               Senior Vice         (since January 1996); Director (since
                     President, Life;    July 1993) of Aetna Investment Services,
                     Member of           Inc.; Director (February 1992 --
                     Executive           December 1993) and Senior Vice President
                     Committee           (December 1992 -- December 1993) of
                                         Aetna Insurance Company of America;
                                         Director (1992 -- April 1995) and Senior
                                         Vice President, North American
                                         Operations (1993 -- April 1995) of Aetna
                                         International, Inc.; Director and member
                                         of Investment Committee (1992 -- March
                                         1995) of Aetna Life Insurance Company of
                                         Canada; Director (1992 -- May 1995) of
                                         Seguros Monterrey Aetna, S.A.; Director
                                         (1992 -- May 1995) of Fianzas Monterrey
                                         Aetna S.A.; Series "B" Director (1992 --
                                         May 1995) of Valores Monterrey Aetna
                                         S.A. de C.V.

                     POSITIONS AND
                     OFFICES             PRINCIPAL OCCUPATION
 NAME AND ADDRESS*   WITH THE COMPANY    DURING PAST FIVE YEARS
 --------------------------------------------------------------------------------
 Laura R. Estes      Director and        Director, Aetna Financial Services, Inc.
                     Senior Vice         (since January 1996); Director and
                     President, ALIAC    Senior Vice President, Aetna Insurance
                     Pension; Member of  Company of America (since February
                     Executive           1993); Director, Aetna Investment
                     Committee           Services, Inc. (since July 1993)
 John Y. Kim         Director and        President, Chief Executive Officer and
                     Senior Vice         Chief Investment Officer, Aeltus
                     President, ALIAC    Investment Management, Inc. (since
                     Investments         November 28, 1995); Chief Investment
                                         Officer, Aetna Life and Casualty Company
                                         (since May 1994); Managing Director,
                                         Mitchell Hutchins Institutional
                                         Investors, New York, NY (September 1993
                                         -- April 1994)
 Shaun P. Mathews    Director and        Director and Chief Operations Officer
                     Senior Vice         (since July 1993), President (since
                     President,          March 1994), and Chief Executive (since
                     Strategic Markets   October 1995) of Aetna Investment
                     and Products        Services, Inc.; Director and Senior Vice
                                         President, Aetna Insurance Company of
                                         America (since February 1993); Vice
                                         President of Aetna Life Insurance
                                         Company (since 1991)
 Gail P. Johnson     Director, Vice      Vice President, Sales and Service (since
                     President, Annuity  February 1996) Aetna Retirement
                                         Services; Vice President, Defined
                                         Benefit Services (September 1994 --
                                         February 1996) ALIAC; Vice President,
                                         Plan Services (December 1992 --
                                         September 1994) ALIAC; Managing
                                         Director, Business Strategy (July 1991
                                         -- December 1992) ALIAC
 Glen Salow          Vice President,     Vice President (since August 1992)
                     Information         Information Tehnology; Senior Vice
                     Technology          President (December 1986 -- August 1992)
                                         Lehman Brothers
 Creed Terry         Vice President,     Vice President (since August 1995)
                     Select & Manage     Select and Manage Markets, Strategic
                     Markets, ALIAC      Marketing; President (1991 -- 1995)
                     Strategic           Chemical Bank; Senior Vice President
                     Marketing           (1989 -- 1991) Chemical Bank
 Zoe Baird           Senior Vice         Senior Vice President and General
                     President and       Counsel of Aetna Life and Casualty
                     General Counsel     Company (since April 1992); Director,
                                         Zurn Industries, Inc., Erie,
                                         Pennsylvania (since April 1993);
                                         Director, Southern New England
                                         Telecommunication Corp. and Southern New
                                         England Telephone Company, New Haven, CT
                                         (since November 1990)

                     POSITIONS AND
                     OFFICES             PRINCIPAL OCCUPATION
 NAME AND ADDRESS*   WITH THE COMPANY    DURING PAST FIVE YEARS
 --------------------------------------------------------------------------------
 Susan Schechter     Counsel and         Counsel, Aetna Life and Casualty Company
                     Corporate           (since November 1993); Corporate
                     Secretary           Secretary and Counsel, Aetna Life
                                         Assignment Company (since June 1994)
 Fred J. Franklin    Vice President and  Chief Compliance Officer, Aetna
                     Chief Compliance    Investment Services, Inc. (since October
                     Officer             1995); Chief Operating Officer and
                                         General Counsel, Barclay Investments,
                                         Inc., Providence, RI (January 1991 --
                                         November 1993)
 Eugene M. Trovato   Vice President,     Vice President, Controller, (February
                     Chief Accounting    1995 -- Present), Assistant Vice
                     Officer and         President Planning, Reporting, and
                     Corporate           Analysis (October 1992 -- February
                     Controller          1995), Aetna Life Insurance and Annuity
                                         Company
 James C. Hamilton   Treasurer           Chief Financial Officer, Aetna
                                         Investment Services, Inc. (since July
                                         1993); Director, Vice President and
                                         Treasurer, Aetna Insurance Company of
                                         America (since February 1993); Director,
                                         Aetna Private Capital, Inc. (since
                                         November 1990); Vice President and
                                         Actuary of Aetna Life Insurance Company
                                         (since 1988)

--------------
* The address of all Directors and Officers listed is 151 Farmington Avenue, Hartford, Connecticut.

These individuals may also be directors and/or officers of other affiliates of the Company.

REPORTS TO POLICY OWNERS

    Within 30 days after each Policy Anniversary and before proceeds are applied to a settlement option, we will send you a report containing the following information:

1. A statement of changes in Total Account Value and Cash Surrender Value since the prior report or since the Issue Date, if there has been no prior report. This includes a statement of monthly deductions and investment results and any interest earnings for the report period;

2. Cash Surrender Value, Death Benefit, and any Loan Account Value, as of the Policy Anniversary;

3. A projection of Total Account Value, Loan Account Value and Cash Surrender Value as of the succeeding Policy Anniversary.

    If you have Policy values funded in either Separate Account you will receive such additional periodic reports as may be required by the SEC.

    Some state laws require additional reports; these requirements vary from state to state.

RIGHT TO INSTRUCT VOTING OF FUND SHARES

    In accordance with our view of present applicable law, We will vote the shares of each of the Funds held in the Separate Account in accordance with instructions received from Policy Owners having a voting interest in the Funds. Policy Owners having such an interest will receive periodic reports relating to the Fund, proxy material and a form for giving voting instructions. The number of shares which You have a right to vote will be determined as of a record date established by the Fund. The number of votes that You are entitled to direct with respect to a Fund will be determined by dividing the portion of Your Total Account Value attributable to that Fund by the net asset value of one share in the Fund. Voting instructions will be solicited by written communication at least 14 days before such meeting.

    The votes will cast at meetings of the shareholders of the Fund and will be based on instructions received from Policy Owners. However, if the Investment Company Act of 1940 or any regulations thereunder should be amended or if the present interpretation thereof should change, and as a result We determine that We are permitted to vote the shares of the Fund in our own right, We may elect to do so.

    Fund shares for which no timely instructions are received, and Fund shares which are not otherwise attributable to Policy Owners, will be voted by us in the same proportion as the voting instructions which are received for all Policies participating in each Fund through the Separate Account.

    Policy Owners having a voting interest will receive periodic reports relating to the Fund, proxy material and a form for giving voting instructions.

DISREGARD OF VOTING INSTRUCTIONS

    We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objectives of a Fund or to approve or disapprove an investment advisory contract for a Fund. In addition, we may disregard voting instructions in favor of changes initiated by a Policy Owner in the investment policy or the investment adviser of a Fund if we reasonably disapprove of such changes.

    A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we determined that the change would have an adverse effect on the Separate Accounts in that the proposed investment policy for a Fund may result in overly speculative or unsound investments. In the event we do disregard voting instructions, a summary of that action and the reasons for such action will be included in the next annual report to Policy Owners.

STATE REGULATION

    The Company is subject to regulation and supervision by the Insurance Department of the State of Connecticut, which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where we are authorized to do business. The Policies have been approved by the Insurance Department of the State of Connecticut and in other jurisdictions.

    We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business, for the purposes of determining solvency and compliance with local insurance laws and regulations.

    The Policies are offered for sale in all jurisdictions where we are authorized to do business except the District of Columbia, Guam, Puerto Rico, and the Virgin Islands.

LEGAL MATTERS

    The Company knows of no material legal proceedings pending to which either Separate Account is a party or which would materially affect either Separate Account.

    The legal validity of the securities described in the Prospectus has been passed on by Susan E. Bryant, Counsel.

ADDITIONAL INFORMATION
THE REGISTRATION STATEMENT

    A Registration Statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information set forth in the Registration Statement, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

DISTRIBUTION OF THE POLICIES

    The Company will serve as underwriter of the securities offered hereunder as defined by the federal securities laws. The Company is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers, Inc. The Company will contract with one or more registered broker-dealers including broker-dealers affiliated with it ("Distributors") to offer and sell the Policies. The Company may also offer and sell policies directly. All persons selling the Policies will be registered representatives of the Distributors, and will also be licensed as insurance agents to sell variable life insurance.

    The maximum commission payable by the Company to salespersons and their supervising broker-dealers for policy distribution is 55% of the initial Basic Premium or, in the event of an increase in the Specified Amount, 55% of the Basic Premium attributable to the increase. In particular circumstances, we may also pay certain of these professionals for their administrative expenses.

    The Company may also contract with independent third party broker-dealers who will act as wholesalers by assisting the Company in finding broker-dealers to offer and sell the Policies. These parties may also provide training, marketing and other sales related functions for the Company and other broker-dealers and may provide certain administrative services to the Company in connection with the Policies. The Company may pay such parties compensation based on premium payments for the Policies purchased through broker-dealers selected by the wholesaler.

RECORDS AND ACCOUNTS

    All records and accounts relating to the Separate Accounts and the Funds will be maintained by the Company. All reports required to be made and information required to be given will be provided by the Company.

EXPERTS

    KPMG Peat Marwick, LLP, CityPlace II, Hartford, Connecticut, are the independent auditors for the Separate Account and for the Company. The services provided to the Separate Account include primarily the examination of the Separate Accounts' financial statements and the review of filings made with the SEC. The financial statements of the Company will be provided in a Pre-Effective Amendment to the Registration Statement.

    Actuarial matters in this prospectus have been examined by John Dinius, Vice President & Actuary of the Company. His opinion is filed as an exhibit to the registration statement filed by the Company with the SEC.

TAX MATTERS
GENERAL

    The following is a discussion of the federal income tax considerations relating to the Policies. This discussion is based on the Company's understanding of federal income tax laws as they now exist and are currently interpreted by the Internal Revenue Service ("IRS"). These laws are complex, and tax results may vary among individuals. A person or persons contemplating the purchase of or the exercise of elections under the Policy described in this Prospectus should seek competent tax advice.

FEDERAL TAX STATUS OF THE COMPANY

    The Company is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended ("Code"). For federal income tax purposes, the operations of each Separate Account form a part of the Company's total operations and are not taxed separately, although operations of each Separate Account are treated separately for accounting and financial statement purposes.

    Both investment income and realized capital gains of the Separate Account (i.e., income, capital gains and dividends distributed to the Separate Account by the Funds) are reinvested without tax since the Code does not impose a tax on the Separate Account for these amounts. The Company reserves the right, however, to make a deduction for such taxes should they be imposed with respect to such items in the future.

LIFE INSURANCE QUALIFICATION

    Section 7702 of the Code includes a definition of life insurance for tax purposes. The Secretary of the Treasury has been granted authority to prescribe regulations to carry out the purposes of this section, and proposed regulations governing mortality charges were issued in 1991. The Company believes that the Policy meets the statutory definition of life insurance. As such, and assuming the diversification standards of Section 817(h) (discussed below) are satisfied, then except in limited circumstances (a) death benefits paid under the Policy should generally be excluded from the gross income of the beneficiary for federal income tax purposes under Section 101(a)(1) of the Code, and (b) a Policy Owner should not generally be taxed on the cash value under a Policy, including increments thereof, prior to actual receipt. The principal exceptions to these rules are corporations that are subject to the alternative minimum tax, and thus may be subject to tax on increments in the Policy's Total Account Value, and Policy Owners who acquire a Policy in a "transfer for value" and thus can become subject to tax on the portion of the Death Benefit which exceeds the total of their cost of acquisition and subsequent premium payments.

    The Company intends to comply with any future final regulations issued under Sections 7702 and 817(h) of the Code, and therefore reserves the right to make such changes as it deems necessary to ensure such compliance. Any such changes will apply uniformly to affected Policy Owners and will be made only after advance written notice.

GENERAL RULES

    Upon the surrender or cancellation of any Policy, whether or not it is a Modified Endowment Contract, the Policy Owner will be taxed on the Surrender Value only to the extent that it exceeds the gross premiums paid less prior untaxed withdrawals. The amount of any unpaid Policy Loans will, upon surrender, be added to the Surrender Value and will be treated for this purpose as if it had been received.

    Assuming the Policy is not a Modified Endowment Contract, the proceeds of any partial surrenders are generally not taxable unless the total amount received due to such surrenders exceeds total premiums paid less prior untaxed partial surrender amounts. However, partial surrenders made within the first 15 Policy Years may be taxable in certain limited instances where the Surrender Value plus any unpaid Policy debt exceeds the total premiums paid less the untaxed portion of any prior partial surrenders. This result may occur even if the total amount of any partial surrenders does not exceed total premiums paid to that date.

    Loans received under the Policy will ordinarily be considered indebtedness of the Policyowner, and assuming the Policy is not considered a Modified Endowment Contract, Policy Loans will not be treated as current distributions subject to tax. Generally, amounts of loan interest paid by individuals will be considered nondeductible "personal interest."

MODIFIED ENDOWMENT CONTRACTS

    A class of contracts known as "Modified Endowment Contracts" has been created under Section 7702A of the Code. The tax rules applicable to loan proceeds and proceeds of a partial surrender of any Policy that is considered to be a Modified Endowment Contract will differ from the general rules noted above.

    A contract will be considered a Modified Endowment Contract if it fails the "7-pay test." A Policy fails the 7-pay test if, at any time in the first seven Policy Years, the amount paid into the Policy exceeds the amount that would have been paid had the Policy provided for the payment of seven (7) level annual premiums. In the event of a distribution under the Policy, the Company will notify the Policyowner if the Policy is a Modified Endowment Contract.

    Each Policy is subject to retesting under the 7-pay test during the first seven Policy Years and at any time a material change takes effect. A material change, for these purposes, includes the exchange of a life insurance policy for another life insurance policy or the conversion of a term life insurance policy into a whole life or universal life insurance policy. In addition, an increase in the future benefits provided constitutes a material change unless the increase is attributable to (1) the payment of premiums necessary to fund the lowest Death Benefit payable in the first seven Policy Years or (2) the crediting of interest or other earnings with respect to such premiums. A reduction in death benefits during the first seven Policy Years may also cause a Policy to be considered a Modified Endowment Contract.

    If the Policy is considered to be a Modified Endowment Contract, the proceeds of any Partial Surrenders and any Policy Loans will be currently taxable to the extent that the Policy's Total Account Value immediately before payment exceeds gross premiums paid (increased by the amount of loans previously taxed and reduced by untaxed amounts previously received). These rules may also apply to Policy Loans or partial surrender proceeds received during the two-year period prior to the time that a Policy becomes a Modified Endowment Contract. If the Policy becomes a Modified Endowment Contract, it may be aggregated with other Modified Endowment Contracts purchased by you from the Company (and its affiliates) during any one calendar year for purposes of determining the taxable portion of withdrawals from the Policy.

    A penalty tax equal to 10% of the amount includable in income will apply to the taxable portion of the proceeds of any policy surrender or Policy Loan received by any Policyowner of a Modified Endowment Contract who is not an individual. The penalty tax will also apply where taxable

Policy Loans are received by an individual who has not reached the age of 59 1/2. Taxable policy distributions made to an individual who has not reached the age of 59 1/2 will also be subject to the penalty tax unless those distributions are attributable to the individual becoming disabled, or are part of a series of equal periodic payments made not less frequently than annually for the life or life expectancy of such individual (i.e., an annuity).

DIVERSIFICATION STANDARDS

    Section 817(h) of the Code provides that separate account investments (or the investments of a mutual fund, the shares of which are owned by separate accounts of insurance companies) underlying the Policy must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as life insurance. The Treasury Department has issued regulations prescribing the diversification requirements in connection with variable contracts. The Separate Account, through the Funds, intends to comply with these requirements.

INVESTOR CONTROL

    In certain circumstances, owners of variable contracts may be considered the owners for federal income tax purposes of the assets of the separate account used to support their contracts. In those circumstances, income and gains from separate account assets would be includable in the variable contractowner's gross income. In several rulings published prior to the enactment of Section 817(h), the IRS stated that a variable contractowner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations under Section 817(h) concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., you), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Funds without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

    The ownership rights under the Policy are similar to, but different in certain respects from those described by the IRS in pre-Section 817(h) rulings in which it was determined that Policyowners were not owners of separate account assets. For example, a Policyowner has additional flexibility in allocating premium payments and account values. While the Company does not believe that these differences would result in a Policyowner being treated as the owner of a pro rata portion of the assets of the Separate Account, there is no regulation or ruling of the IRS that confirms this conclusion. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The
Company therefore reserves the right to modify the Policy as necessary to attempt to prevent a Policyowner from being considered the owner of a pro rata share of the assets of the Separate Account.

OTHER TAX CONSIDERATIONS

    Business-owned  life insurance may  be subject to  certain additional rules.
Section 264(a)(1) of the Code generally prohibits employers from deducting premiums on policies covering officers, employees or other financially interested parties. Additions to the Policy's Total Account Value may also be subject to tax under the corporation alternative minimum tax provisions. In addition, Section 264(a)(4) of the Code limits the Policyowner's deduction for interest on loans taken against life insurance covering the lives of officers, employees, or others financially interested in the Policyowner's trade or business. Under current tax law, interest may generally be deducted on an aggregate total of $50,000 of loans per covered life with respect to all life insurance policies covering each officer, employee or others who may have a financial interest in the Policyowner's trade or business.

    Depending on the circumstances, the exchange of a policy, a change in the Policy's Death Benefit Option, a Policy Loan, a full or partial surrender, a change in Ownership or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, estate, inheritance and other tax consequences of policy ownership, premium payments and receipt of policy proceeds depend on the circumstances of each Policyowner or beneficiary.

MISCELLANEOUS CONTRACT PROVISIONS
THE CONTRACT

    The Policy which you receive and the application you make when you purchase the Policy are the whole contract. A copy of the application is attached to the Policy when it is issued to you. Any application for changes, once approved by us, will become part of the Policy.

    Application forms are completed by the applicant and forwarded to the Company for acceptance. Upon acceptance, the Policy is prepared, executed by duly authorized officers of the Company, and forwarded to the Policy Owner.

PAYMENT OF BENEFITS

    All benefits are payable at our Home Office. We may require submission of the Policy before we grant loans, make changes or pay benefits.

AGE AND SEX

    If age or sex is misstated on the application, the amount payable on death will be that which would have been purchased by the most recent monthly deduction at the correct age and sex. (If the application is taken in a state where unisex rates are used, the Insured's sex is inapplicable.)

INCONTESTABILITY

    We will not contest coverage under the Policy (other than any waiver of premium rider) after it has been in force during the lifetime of the Insured more than two years from the Issue Date.

    For coverage which takes effect on a later date (i.e., an increase or reinstatement of insurance), we will not contest such coverage after it has been in force during the lifetime of the Insured more than two years from its effective date. Any contest of such later coverage will be based on the supplemental application.

SUICIDE

    In most states, if the Insured commits suicide within two years from the Issue Date, the only benefit paid will be the sum of (a) plus (b) minus (c), where:

(a) equals premiums paid less amounts allocated to the Separate Account; and

(b) equals the Separate Account Value on the date of suicide, plus the portion of the Monthly Deductions deducted from the Separate Account Value; and

(c) equals the amount necessary to repay any loans in full and any interest earned on the Loan Account Value transferred to the Separate Account Value, and any surrenders from the Fixed Account.

    If the Insured commits suicide within two years from the effective date of any increase in coverage, we will pay as a benefit only the Monthly Deductions for the increase, in lieu of the face amount of the increase.

    All amounts will be calculated as of the date of death.

PROTECTION OF PROCEEDS

    To the extent provided by law, the proceeds of the Policy are subject neither to claims by a beneficiary's creditors nor to any legal process against any beneficiary.

NON-PARTICIPATION

    Neither Policy is entitled to share in the divisible surplus of the Company. No dividends are payable.

COVERAGE BEYOND MATURITY (AETNAVEST II ONLY)

    As an AetnaVest II Policy Owner, you may, by written request in the 30 days before the Maturity Date of this Policy, elect to continue coverage beyond the Maturity Date. At Age 100, the Separate Account Value will be transferred to the Fixed Account. If coverage beyond maturity is elected, we will continue to credit interest to the Total Account Value of this Policy. Monthly Deductions will be calculated with a Cost of Insurance rate equal to zero.

    At this time, uncertainties exist regarding the tax treatment of the Policy should the Policy continue beyond the Maturity Date. You should therefore consult with your tax advisor prior to making this election. (See Tax Matters.) The coverage beyond maturity provision is only available in approving states. (This provision is not available in New York.)

                                   APPENDIX A
                               AETNAVEST POLICIES
            ILLUSTRATIONS OF DEATH BENEFIT, TOTAL ACCOUNT VALUES AND
                  CASH SURRENDER VALUES FOR AETNAVEST POLICIES

    The following tables illustrate how the Total Account Values, Cash Surrender Values, and Death Benefits of a Policy change with the investment experience of the Funds. The tables show how the Total Account Values, Cash Surrender Values, and Death Benefits of a Policy issued to an insured of a given age and a given premium would vary over time if the investment return on the assets held in each Fund were a uniform, gross, annual rate of 0%, 6%, 12%, respectively.

    Tables I through IV illustrate Policies issued to males, ages 25 and 40, in the nonsmoker rate class. The Total Account Values, Cash Surrender Values, and Death Benefits would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% respectively, over a period of years, but fluctuated above and below those averages for individual Policy Years.

    The second column of each table shows the accumulated values of the premiums paid at the stated interest rate of 5%. The third through fifth columns illustrate the Death Benefit of a Policy over the designated period. The sixth through eighth columns illustrate the Total Account Values, while the ninth through eleventh columns illustrate the Cash Surrender Values of each Policy over the designated period. Tables II and IV assume that the maximum Cost of Insurance Rates allowable under the Policy are charged in all Policy Years. These tables also assume that the maximum allowable mortality and expense risk charge of 0.90% on an annual basis is assessed in each Policy Year. Tables I and III assume that the current scale of Cost of Insurance Rates applies during all Policy Years. These tables also assume that the current level of mortality and expense risk charge, 0.70% on an annual basis, is assessed. The charge for Fund expenses reflected in the illustrations assumes that Total Account Values have been allocated equally among all Funds and represent a fixed average of the investment advisory fees and other expenses charged by each of the Funds as of December 31, 1995.

    The amounts shown for the Death Benefits, Cash Surrender Values, and Total Account Values reflect the fact that the net investment return is lower than the gross, return on the assets held in each Fund as a result of expenses paid by the Fund and other charges levied by the Separate Account.

    The hypothetical values shown in the tables do not reflect any Separate Account charges for federal income taxes, since we are not currently making such charges. However, such charges may be made in the future, and in that event, the gross annual investment rate of return would have to exceed 0%, 6%, or 12% by an amount sufficient to cover the tax charges in order to produce the Death Benefits, Total Account Values, and Cash Surrender Values illustrated.

    The tables illustrate the Policy values that would result based upon the hypothetical investment rates of return if premiums were paid as indicated, if all net premiums are allocated to Variable Life Account B and if no Policy loans have been made. The tables are also based on the assumptions that the Policy Owner has not requested an increase or decrease in the Specified Amount of the Policy, that no partial surrenders have been made, and that no transfer charges have been incurred.

    Upon request, we will provide an illustration based upon the proposed insured's age, sex, and underwriting classification, the specified amount or premium requested, the proposed frequency of premium payments and any available riders requested. A fee of $25 is charged for each such illustration.

    The   hypothetical  gross  annual  investment  return  assumed  in  such  an illustration will not exceed 12%.

                                AETNAVEST POLICY
                                    TABLE I

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                               MALE ISSUE AGE 25
                          $408.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $100,000
                             DEATH BENEFIT OPTION 1

                      PREMIUMS             DEATH BENEFIT
                    ACCUMULATED       GROSS ANNUAL INVESTMENT           TOTAL ACCOUNT VALUE            CASH SURRENDER VALUE
                         AT                  RETURN OF              ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF
POLICY              5% INTEREST    -----------------------------   -----------------------------   -----------------------------
 YEAR                 PER YEAR     GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%
------------------  ------------   --------  --------  ---------   --------  --------  ---------   --------  --------  ---------
 1
 2
 3
 4
 5

 6
 7
 8
 9
10

15
20
25
30

40 (Age 65)

(1) Assumes no Policy loan has been made. Current mortality rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated.

These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rates of return. The Total Account Value and Cash Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                AETNAVEST POLICY
                                    TABLE II

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                               MALE ISSUE AGE 25
                          $408.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $100,000
                             DEATH BENEFIT OPTION 1

                      PREMIUMS             DEATH BENEFIT
                    ACCUMULATED       GROSS ANNUAL INVESTMENT           TOTAL ACCOUNT VALUE            CASH SURRENDER VALUE
                         AT                  RETURN OF              ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF
POLICY              5% INTEREST    -----------------------------   -----------------------------   -----------------------------
 YEAR                 PER YEAR     GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%
------------------  ------------   --------  --------  ---------   --------  --------  ---------   --------  --------  ---------
 1
 2
 3
 4
 5

 6
 7
 8
 9
10

15
20
25
30

40 (Age 65)

(1) Assumes no Policy loan has been made. Guaranteed mortality rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated.

These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rates of return. The Total Account Value and Cash Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                AETNAVEST POLICY
                                   TABLE III

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                               MALE ISSUE AGE 40
                          $744.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $100,000
                             DEATH BENEFIT OPTION 1

                      PREMIUMS             DEATH BENEFIT
                    ACCUMULATED       GROSS ANNUAL INVESTMENT           TOTAL ACCOUNT VALUE            CASH SURRENDER VALUE
                         AT                  RETURN OF              ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF
POLICY              5% INTEREST    -----------------------------   -----------------------------   -----------------------------
 YEAR                 PER YEAR     GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%
------------------  ------------   --------  --------  ---------   --------  --------  ---------   --------  --------  ---------
 1
 2
 3
 4
 5

 6
 7
 8
 9
10

15
20
25
30

40 (Age 65)

(1) Assumes no Policy loan has been made. Current mortality rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated.

These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rates of return. The Total Account Value and Cash Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                AETNAVEST POLICY
                                    TABLE IV

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                               MALE ISSUE AGE 40
                          $744.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $100,000
                             DEATH BENEFIT OPTION 1

                      PREMIUMS             DEATH BENEFIT
                    ACCUMULATED       GROSS ANNUAL INVESTMENT           TOTAL ACCOUNT VALUE            CASH SURRENDER VALUE
                         AT                  RETURN OF              ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF
POLICY              5% INTEREST    -----------------------------   -----------------------------   -----------------------------
 YEAR                 PER YEAR     GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%
------------------  ------------   --------  --------  ---------   --------  --------  ---------   --------  --------  ---------
 1
 2
 3
 4
 5

 6
 7
 8
 9
10

15
20
25
30

40 (Age 65)

(1) Assumes no Policy loan has been made. Guaranteed mortality rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated.

These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rates of return. The Total Account Value and Cash Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                   APPENDIX B
            ILLUSTRATIONS OF DEATH BENEFIT, TOTAL ACCOUNT VALUES AND
                CASH SURRENDER VALUES FOR AETNAVEST II POLICIES

    The following tables illustrate how the Total Account Values, Cash Surrender Values, and Death Benefits of a Policy change with the investment experience of the Funds. The tables show how the Total Account Values, Cash Surrender Values, and Death Benefits of a Policy issued to an insured of a given age and a given premium would vary over time if the investment return on the assets held in each Fund were a uniform, gross, annual rate of 0%, 6%, 12%, respectively.

    Tables V through VIII illustrate Policies issued to males, ages 35 and 55, in the nonsmoker rate class. Tables IX through XII illustrate Policies issued on a unisex basis, ages 35 and 55, in the nonsmoker rate class. These tables are provided for use in those states where unisex rates are required. The Total Account Values, Cash Surrender Values, and Death Benefits would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12%, respectively, over a period of years, but fluctuated above and below those averages for individual Policy Years.

    The second column of each table shows the accumulated values of the premiums paid at the stated interest rate of 5%. The third through fifth columns illustrate the Death Benefit of a Policy over the designated period. The sixth through eighth columns illustrate the Total Account Values, while the ninth through eleventh columns illustrate the Cash Surrender Values of each Policy over the designated period. Tables VI, VIII, X and XII assume that the maximum Cost of Insurance Rates allowable under the Policy are charged in all Policy Years. These tables also assume that the maximum allowable mortality and expense risk charge of .90% on an annual basis, the maximum allowable administrative charge of .50% and the maximum allowable premium load of 6% are assessed in each Policy Year. Tables V, VII, IX and XI assume that the current scale of Cost of Insurance Rates applies during all Policy Years. These tables also assume that the current mortality and expense risk charge of .70% on an annual basis, the current administrative charge of .30% on an annual basis, and the current premium load of 3.5% are assessed. The charge for Fund expenses reflected in the illustrations assumes that Total Account Values have been allocated equally among all Funds and represent a fixed average of the investment advisory fees and other expenses charged by each of the Funds as of December 31, 1995.

    The amounts shown for the Death Benefits, Cash Surrender Values, and Total Account Values reflect the fact that the net investment return is lower than the gross return on the assets held in each Fund as a result of expenses paid by each Fund and other charges levied by the Separate Account.

    The hypothetical values shown in the tables do not reflect any Separate Account charges for federal income taxes, since we are not currently making such charges. However, such charges may be made in the future, and in that event, the gross annual investment rate of return would have to exceed 0%, 6%, or 12% by an amount sufficient to cover the tax charges in order to produce the Death Benefits, Total Account Values, and Cash Surrender Values illustrated.

    The tables illustrate the Policy values that would result based upon the hypothetical investment rates of return if premiums were paid as indicated, if all net premiums are allocated to Variable Life Account B and if no Policy loans have been made. The tables are also based on the assumptions that the Policy Owner has not requested an increase or decrease in the Specified Amount of the Policy, that no partial surrenders have been made, and that no transfer charges have been incurred.

    Upon request, we will provide an illustration based upon the proposed insured's age, sex (if necessary), and underwriting classification, the specified amount or premium requested, the proposed frequency of premium payments and any available riders requested. A fee of $25 is charged for each such illustration.

    The   hypothetical  gross  annual  investment  return  assumed  in  such  an illustration will not exceed 12%.

                              AETNAVEST II POLICY
                                    TABLE V

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                               MALE ISSUE AGE 35
                         $1410.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $250,000
                             DEATH BENEFIT OPTION 1

                      PREMIUMS             DEATH BENEFIT
                    ACCUMULATED       GROSS ANNUAL INVESTMENT           TOTAL ACCOUNT VALUE            CASH SURRENDER VALUE
                         AT                  RETURN OF              ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF
POLICY              5% INTEREST    -----------------------------   -----------------------------   -----------------------------
 YEAR                 PER YEAR     GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%
------------------  ------------   --------  --------  ---------   --------  --------  ---------   --------  --------  ---------
 1
 2
 3
 4
 5

 6
 7
 8
 9
10

15
20
25
30

30 (Age 65)

(1) Assumes no Policy loan has been made. Current mortality rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated.

These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rates of return. The Total Account Value and Cash Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                              AETNAVEST II POLICY
                                    TABLE VI

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                               MALE ISSUE AGE 35
                         $1410.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $250,000
                             DEATH BENEFIT OPTION 1

                      PREMIUMS             DEATH BENEFIT
                    ACCUMULATED       GROSS ANNUAL INVESTMENT           TOTAL ACCOUNT VALUE            CASH SURRENDER VALUE
                         AT                  RETURN OF              ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF
POLICY              5% INTEREST    -----------------------------   -----------------------------   -----------------------------
 YEAR                 PER YEAR     GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%
------------------  ------------   --------  --------  ---------   --------  --------  ---------   --------  --------  ---------
 1
 2
 3
 4
 5

 6
 7
 8
 9
10

15
20
25
30

30 (Age 65)

(1) Assumes no Policy loan has been made. Guaranteed mortality rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated.

These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rates of return. The Total Account Value and Cash Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                              AETNAVEST II POLICY
                                   TABLE VII

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                               MALE ISSUE AGE 55
                         $4380.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $250,000
                             DEATH BENEFIT OPTION 1

                      PREMIUMS             DEATH BENEFIT
                    ACCUMULATED       GROSS ANNUAL INVESTMENT           TOTAL ACCOUNT VALUE            CASH SURRENDER VALUE
                         AT                  RETURN OF              ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF
POLICY              5% INTEREST    -----------------------------   -----------------------------   -----------------------------
 YEAR                 PER YEAR     GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%
------------------  ------------   --------  --------  ---------   --------  --------  ---------   --------  --------  ---------
 1
 2
 3
 4
 5

 6
 7
 8
 9
10

15
20
25
30

30 (Age 65)

(1) Assumes no Policy loan has been made. Current mortality rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated.

These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rates of return. The Total Account Value and Cash Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                              AETNAVEST II POLICY
                                   TABLE VIII

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                               MALE ISSUE AGE 55
                         $4380.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $250,000
                             DEATH BENEFIT OPTION 1

                      PREMIUMS             DEATH BENEFIT
                    ACCUMULATED       GROSS ANNUAL INVESTMENT           TOTAL ACCOUNT VALUE            CASH SURRENDER VALUE
                         AT                  RETURN OF              ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF
POLICY              5% INTEREST    -----------------------------   -----------------------------   -----------------------------
 YEAR                 PER YEAR     GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%
------------------  ------------   --------  --------  ---------   --------  --------  ---------   --------  --------  ---------
 1
 2
 3
 4
 5

 6
 7
 8
 9
10

15
20
25
30

30 (Age 65)

(1) Assumes no Policy loan has been made. Guaranteed mortality rates assumed. Maximum and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated.

These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rates of return. The Total Account Value and Cash Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                              AETNAVEST II POLICY
                                    TABLE IX

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                              UNISEX ISSUE AGE 35
                         $1350.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $250,000
                             DEATH BENEFIT OPTION 1

                      PREMIUMS             DEATH BENEFIT
                    ACCUMULATED       GROSS ANNUAL INVESTMENT           TOTAL ACCOUNT VALUE            CASH SURRENDER VALUE
                         AT                  RETURN OF              ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF
POLICY              5% INTEREST    -----------------------------   -----------------------------   -----------------------------
 YEAR                 PER YEAR     GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%
------------------  ------------   --------  --------  ---------   --------  --------  ---------   --------  --------  ---------
 1
 2
 3
 4
 5

 6
 7
 8
 9
10

15
20
25
30

30 (Age 65)

(1) Assumes no Policy loan has been made. Current mortality rates assumed. Current and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated.

These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rates of return. The Total Account Value and Cash Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                              AETNAVEST II POLICY
                                    TABLE X

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                              UNISEX ISSUE AGE 35
                         $1350.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $250,000
                             DEATH BENEFIT OPTION 1

                      PREMIUMS             DEATH BENEFIT
                    ACCUMULATED       GROSS ANNUAL INVESTMENT           TOTAL ACCOUNT VALUE            CASH SURRENDER VALUE
                         AT                  RETURN OF              ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF
POLICY              5% INTEREST    -----------------------------   -----------------------------   -----------------------------
 YEAR                 PER YEAR     GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%
------------------  ------------   --------  --------  ---------   --------  --------  ---------   --------  --------  ---------
 1
 2
 3
 4
 5

 6
 7
 8
 9
10

15
20
25
30

30 (Age 65)

(1) Assumes no Policy loan has been made. Guaranteed mortality rates assumed. Maximum and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated.

These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rates of return. The Total Account Value and Cash Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                              AETNAVEST II POLICY
                                    TABLE XI

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                              UNISEX ISSUE AGE 55
                         $4,200.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $250,000
                             DEATH BENEFIT OPTION 1

                      PREMIUMS             DEATH BENEFIT
                    ACCUMULATED       GROSS ANNUAL INVESTMENT           TOTAL ACCOUNT VALUE            CASH SURRENDER VALUE
                         AT                  RETURN OF              ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF
POLICY              5% INTEREST    -----------------------------   -----------------------------   -----------------------------
 YEAR                 PER YEAR     GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%
------------------  ------------   --------  --------  ---------   --------  --------  ---------   --------  --------  ---------
 1
 2
 3
 4
 5

 6
 7
 8
 9
10

15
20
25
30

10 (Age 65)

(1) Assumes no Policy loan has been made. Current mortality rates assumed. Current expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated.

These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rates of return. The Total Account Value and Cash Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                              AETNAVEST II POLICY
                                   TABLE XII

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                              UNISEX ISSUE AGE 55
                         $4,200.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $250,000
                             DEATH BENEFIT OPTION 1

                      PREMIUMS             DEATH BENEFIT
                    ACCUMULATED       GROSS ANNUAL INVESTMENT           TOTAL ACCOUNT VALUE            CASH SURRENDER VALUE
                         AT                  RETURN OF              ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF
POLICY              5% INTEREST    -----------------------------   -----------------------------   -----------------------------
 YEAR                 PER YEAR     GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%
------------------  ------------   --------  --------  ---------   --------  --------  ---------   --------  --------  ---------
 1
 2
 3
 4
 5

 6
 7
 8
 9
10

15
20
25
30

10 (Age 65)

(1) Assumes no Policy loan has been made. Guaranteed mortality rates assumed. Maximum expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated.

These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rates of return. The Total Account Value and Cash Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                   APPENDIX C
                          MUTUAL FUND ANNUAL EXPENSES

(As a percentage of average net assets, except where otherwise noted, based on figures for the year ended December 31, 1995.)

                                                                   INVESTMENT          OTHER
                                                                    ADVISORY         EXPENSES
                                                                     FEES(1)          (AFTER
                                                                 (AFTER EXPENSE       EXPENSE        TOTAL FUND
                                                                 REIMBURSEMENT)    REIMBURSEMENT)  ANNUAL EXPENSES
                                                                 ---------------   -------------   ---------------
Aetna Variable Fund
Aetna Income Shares
Aetna Variable Encore Fund
Aetna Investment Advisers Fund, Inc.
Aetna Ascent Variable Portfolio(2)
Aetna Crossroads Variable Portfolio(2)
Aetna Legacy Variable Portfolio(2)
Alger American Small Cap Portfolio
Fidelity Equity-Income Portfolio(3)
Fidelity Contrafund Portfolio(2)
Janus Aspen Aggressive Growth(4)
Janus Aspen Balanced Portfolio(4)
Janus Aspen Growth Portfolio(4)
Janus Aspen Short-Term Bond Portfolio(4)
Janus Aspen Worldwide Growth Portfolio(4)
Scudder International Portfolio
TCI Growth(5)

(1) Certain of the unaffiliated Fund advisers reimburse the Company for administrative costs incurred in connection with administering the Funds as variable funding options under the Contract. These reimbursements are paid out of the investment advisory fees and are not charged to investors.

(2) These Funds have only limited operating history; therefore the expenses are estimated for the current fiscal year.

(3) A portion of the brokerage commission the Fund paid was used to reduce its expenses. Without this reduction, total operating expenses would have been ___% for the Equity-Income Portfolio.

(4) The expense figures shown are net of certain expense waivers from Janus Capital Corporation. Without such waivers, the Investment Advisory Fees, Other Expenses and Total Mutual Fund Annual Expenses for the Portfolios for the fiscal year ended December 31, 1995 would have been ___%, ___% and ___%, respectively, for Janus Aspen Aggressive Growth Portfolio; ___%, ___%, and ___%, respectively for the Janus Aspen Balanced Portfolio; ___%, ___% and
    ___%, respectively, for Janus Aspen Growth Portfolio; ___%, ___% and ___%, respectively, for Janus Aspen Short-Term Bond Portfolio; and ___%, ___% and ___%, respectively, for Janus Aspen Worldwide Growth Portfolio.

(5) The Portfolio's investment adviser pays all expenses of the Portfolio except brokerage commissions, taxes, interest, fees and expenses of the non-interested directors (including counsel fees) and extraordinary expenses.

                                     PART II

                     INFORMATION NOT REQUIRED IN PROSPECTUS



                           UNDERTAKING TO FILE REPORTS


Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  REPRESENTATIONS, DESCRIPTION AND UNDERTAKINGS
              PURSUANT TO PARAGRAPH (B)(13)(III)(F) OF RULE 6E-3(T)
                    UNDER THE INVESTMENT COMPANY ACT OF 1940

REGISTRANT MAKES THE FOLLOWING REPRESENTATIONS:

(1)  Section 6e-3T(b)(13)(iii)(F) is being relied upon.

(2) The level of the mortality and expense risk charge is within the range of industry practice for comparable flexible contracts.

(3) Aetna Life Insurance and Annuity Company has concluded that there is a reasonable likelihood that the distribution financing arrangement of Variable Life Account B (the "VUL Account") will benefit the VUL Account and Policy Owners.

(4) The VUL Account will invest only in management companies which have undertaken to have a board of directors, a majority of whom are not interested persons of the Company, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

The methodology used to support the representation made in paragraph (2) above is based on an analysis of selected variable life insurance policies declared effective by the Commission, which contain similar guarantees and are sold in similar markets. Registrant undertakes to keep and make available to the Commission upon request the documents used to support the representation in paragraph (2) above and a memorandum setting forth the basis for the representation in paragraph (3) above.


                 CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 2 TO
                             REGISTRATION STATEMENT

This Post-Effective Amendment No. 2 to Registration Statement No. 33-76004 comprises the following papers and documents:

     The facing sheet.
     One Variable Life Insurance prospectus consisting of 44 pages. The undertaking to file reports
     The signatures.
     Written consents of the following persons:
          A.   Actuarial Opinion and Consent*
          B.   Consent of KPMG Peat Marwick LLP*
          C.   Consent of Counsel*

     The following Exhibits:

     1. Exhibits required by paragraph A of instructions to exhibits for Form N-8B-2:
          (1)       Resolution establishing Variable Life Account B
          (2)       Not Applicable
          (3)(i)    Master General Agent Agreement
          (3)(ii)   Life Insurance General Agent Agreement
          (3)(iii)  Broker Agreement
          (3)(iv)   Life Insurance Broker-Dealer Agreement
          (4)       Not Applicable
          (5)(i)    Form of AetnaVest I Policy (Policy No. 38899)(1)
          (5)(ii) Form of AetnaVest II Policy, including Term Rider (Policy No. 38899-90)(2)
          (6) Certificate of Incorporation and By-laws of Aetna Life Insurance and Annuity Company, Depositor(3)
          (7)       Not Applicable
          (8)(i) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Alger American Fund and Fred Alger Management, Inc., dated September 1, 1993(4)

          (8)(ii) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Fidelity Distributors Corporation dated February 1, 1994 (Variable Insurance Products Fund)(5)
          (8)(iii) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Fidelity Distributors Corporation dated February 1, 1994 (Variable Insurance Products Fund
                    II)(5)
          (8)(iv) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Janus Aspen Series dated April 19, 1994 and amended June 15, 1994(6)
          (8)(v) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Scudder Variable Life Investment Fund dated April 27, 1992 and amended February 19, 1993 and August 13, 1993(7)
          (8)(vi) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Investors Research Corporation and TCI Portfolios, Inc., dated July 29, 1992 and amended December 22, 1992 and June 1, 1994(7)
          (9)       Not Applicable
          (10)(i)   Form of Application for AetnaVest I Policy(1)
          (10)(ii)  Form of Application for AetnaVest II Policy(8)

     2.   Opinion of Counsel*
     3.   Not Applicable
     4.   Not Applicable
     5.   Not Applicable
     6.   Copy of Power of Attorney(9)

*    To be filed by amendment.
1. Incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form S-6 (File No. 33-2339) filed on April 25, 1995.
2. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6 (File No. 33-76004) filed on April 23, 1994.
3. Incorporated by reference to Post-Effective Amendment No. 58 to Registration Statement on Form N-4 (File No. 2-52449) filed on February 28, 1994.
4. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-75996) filed on April 21, 1994.
5. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-75978) filed on April 25, 1994
6. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 33-75960) filed on August 9, 1994.
7. Incorporated by reference to Registration Statement on Form N-4 (File No. 33-88720) filed on January 20, 1995.
8. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6 (File No. 33-76004) filed on April 25, 1995.

9. The Power of Attorney for David E. Bushong, Acting Chief Financial Officer, is incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-87932) as filed electronically on September 18, 1995. The Powers of Attorney for all other signatories are included in this Registration Statement.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, Variable Life Account B of Aetna Life Insurance and Annuity Company, has duly caused this Post-Effective Amendment No. 2 to its Registration Statement No. 33-76004 to be signed on its behalf by the undersigned, thereunto duly authorized, and the seal of the Depositor to be hereunto affixed and attested, all in the City of Hartford, and State of Connecticut, on this 16th day of February, 1996.

                                        VARIABLE LIFE ACCOUNT B OF AETNA LIFE
                                        INSURANCE AND ANNUITY COMPANY
                                          (REGISTRANT)


                                   By:  AETNA LIFE INSURANCE AND
                                        ANNUITY COMPANY
                                          (DEPOSITOR)


                                   By:  Daniel P. Kearney*
                                        -------------------------------
                                        Daniel P. Kearney
                                        Principal Executive Officer


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement No. 33-76004 has been signed below by the following persons in the capacities indicated and on the dates indicated.



SIGNATURE                TITLE                                        DATE
---------                -----                                        ----
Daniel P. Kearney*       Director and President                       )
---------------------    (Principal Executive Officer)                )
Daniel P. Kearney                                                     )
                                                                      )
David E. Bushong *       Acting Chief Financial Officer               )
---------------------                                                 )
David E. Bushong                                                      )
                                                                      )
Eugene M Trovato*        Vice President, Chief Accounting Officer     )
---------------------    and Corporate Controller                     )    February
Eugene M. Trovato                                                     )    16, 1996
                                                                      )
Timothy A. Holt*         Director                                     )
---------------------                                                 )
Timothy A. Holt                                                       )
                                                                      )


Christopher J. Burns*    Director                                     )
---------------------                                                 )
Christopher J. Burns                                                  )
                                                                      )
Laura R. Estes*          Director                                     )
---------------------                                                 )
Laura R. Estes                                                        )

                                                                      )
Gail P. Johnson*         Director                                     )
---------------------                                                 )
Gail P. Johnson                                                       )
                                                                      )
John Y. Kim*             Director                                     )
---------------------                                                 )
John Y. Kim                                                           )
                                                                      )
Shaun P. Mathews*        Director                                     )
---------------------                                                 )
Shaun P. Mathews                                                      )
                                                                      )
Glen Salow*              Director                                     )
---------------------                                                 )
Glen Salow                                                            )
                                                                      )
Creed R. Terry*          Director                                     )
---------------------                                                 )
Creed R. Terry                                                        )


By:  /s/ Julie E. Rockmore
     ------------------------------
     *Attorney-in-Fact

                             VARIABLE LIFE ACCOUNT B
                                  EXHIBIT INDEX


EXHIBIT NO.    EXHIBIT                                           PAGE
-----------    -------                                           ----
99-1.1         Resolution of the Board of Directors of
               Aetna Life Insurance and Annuity Company
               establishing Variable Life Account B              __________

99-1.3(i)      Master General Agent Agreement                    __________

99-1.3(ii)     Life Insurance General Agent Agreement            __________

99-1.3(iii)    Broker-Dealer Agreement                           __________

99-1.3(iv)     Life Insurance Broker-Dealer Agreement            __________

99-1.5(i)      Form of AetnaVest I Policy (Policy No. 38899)          *

99-1.5(ii)     Form of AetnaVest II Policy, including
               Term Rider  (Policy No. 38899-90)                      *

99-1.6         Certification of Incorporation and
               By-Laws of Depositor                                   *

99-1.8(i)      Fund Participation Agreement between Aetna
               Life Insurance and Annuity Company, Alger
               American Fund and Fred Alger Management, Inc.
               dated September 1, 1993                                *

99-1.8(ii)     Fund Participation Agreement between Aetna
               Life Insurance and Annuity Company and
               Variable Insurance Products Fund, Fidelity
               Distributors Corporation dated February 1, 1994        *

99-1.8(iii)    Fund Participation Agreement between Aetna Life
               Insurance and Annuity Company and Variable
               Insurance Products Fund II, Fidelity Distributors
               Corporation dated February 1, 1994                     *


99-1.8(iv)     Fund Participation Agreement between Aetna Life
               Insurance and Annuity Company and Janus Aspen
               Series dated April 19, 1994 and amended
               June 15, 1994                                          *

99-1.8(v)      Fund Participation Agreement between Aetna Life
               Insurance and Annuity Company and Scudder Variable
               Life Investment Fund dated April 27, 1992 and
               amended February 19, 1993 and August 13, 1993          *

*Incorporated by reference

EXHIBIT NO.    EXHIBIT                                           PAGE
-----------    -------                                           ----
99-1.8(vi)     Fund Participation Agreement between Aetna
               Life Insurance and Annuity Company, Investors
               Research Corporation and TCI Portfolios, Inc.
               dated July 29, 1992 and amended December 22,
               1992 and June 1, 1994                                  *

99-1.10(i)     Form of Application for AetnaVest I Policy             *

99-1.10(ii)    Form of Application for AetnaVest II Policy            *

99-2           Opinion of Counsel                                    **

99-6           Copy of Power of Attorney                         __________

*Incorporated by reference
**To be filed by amendment